UNITED STATES
	SECURITIES AND EXCHANGE COMMISSION
	   WASHINGTON, D.C. 20549
		  --------

	 	 FORM N-CSR
  		  --------

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBERS 811-3967

FIRST INVESTORS INCOME FUNDS
(Exact name of registrant as specified in charter)

95 Wall Street
New York, NY 10005
(Address of principal executive offices)   (Zip code)

Joseph I. Benedek
First Investors Management Company, Inc.
Raritan Plaza I
Edison, NJ 08837-3620
1-732-855-2712
(Name and address of agent for service)

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:
1-212-858-8000

DATE OF FISCAL YEAR END:  SEPTEMBER 30, 2006

DATE OF REPORTING PERIOD:  MARCH 31, 2006

Item 1.  Reports to Stockholders

		The semi-annual report to stockholders follows.


[First Investors Logo]

INCOME FUNDS


CASH MANAGEMENT

GOVERNMENT

INVESTMENT GRADE

FUND FOR INCOME


SEMI-ANNUAL REPORT
March 31, 2006

Bond Market Overview
FIRST INVESTORS INCOME FUNDS

Dear Investor:

The U.S. economy sputtered to a 1.7% growth rate in the fourth quarter of 2005 following Hurricane Katrina but came roaring back in the first quarter of 2006 at 4.8%, the strongest growth in over two years. The unemployment rate fell to a cycle low of 4.7% in January, and personal income and consumption showed strong growth despite a softening housing market. Investment by corporations picked up substantially in the first quarter.

Inflation moved lower during the reporting period as oil prices moderated. Excluding food and energy, the rate of inflation was stable at 2.1% over the past twelve months.

Nonetheless, the Federal Reserve ("the Fed") was concerned that continued economic strength and high energy prices were a potential threat to price stability. Consequently, the Fed raised the benchmark federal funds rate four times from 3.75% to 4.75%. The Fed has now raised rates fifteen times since June 2004.

The Fed's rate hikes contributed to a 65 basis point (.65%) increase in short-term interest rates as the 2-year U.S. Treasury note yield rose from 4.17% to 4.82%. Long-term interest rates also increased as 10-year Treasury note yields moved from 4.33% to 4.85%. Almost the entire increase in long-term interest rates occurred in the first quarter as strong economic growth suggested that the Fed would need to raise rates further. As well, global interest rates moved higher in response to robust economic growth and the prospect of tighter monetary policy in Japan and Europe. Given the United States' dependence on foreign investors to finance its trade and budget deficits, higher overseas interest rates pushed U.S. rates up.

During the reporting period, high-yield corporate bonds provided the best returns by far in the domestic fixed income market. Strong economic growth, low default rates, and demand from investors for yield contributed to the sector's strong performance. Outside of high yield, overall returns in the fixed income market were flat. The mortgage-backed market managed slightly positive returns due to strong overseas and bank demand. The investment grade corporate bond and government bond markets had slightly negative returns reflecting their greater sensitivity to rising interest rates. Money market yields rose steadily throughout the past six months in response to the Fed rate hikes, resulting in solid returns for money market investments during the reporting period.

FIRST INVESTORS INCOME FUNDS

Thank you for placing your trust in First Investors. As always, we appreciate the opportunity to serve your investment needs.

Sincerely,

/s/ CLARK D. WAGNER

Clark D. Wagner
Director of Fixed Income
First Investors Management Company, Inc.

May 1, 2006


This Market Overview is not part of the Funds' financial report and is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution to prospective investors in the Funds, unless preceded or accompanied by an effective prospectus. The Market Overview reflects conditions through the end of the period as stated on the cover. Market conditions are subject to change. This Market Overview may not be relied upon as investment advice or an indication of current or future trading intent on behalf of any Fund.

There are a variety of risks associated with investing in mutual funds. For stock funds, the risks include market risk (the risk that the entire stock market will decline because of an event such as a deterioration in the economy or a rise in interest rates), as well as special risks associated with investing in certain types of stock funds, such as small-cap, global and international funds. For bond funds, the risks include interest rate risk and credit risk. Interest rate risk is the risk that bonds will decrease in value as interest rates rise. As a general matter, longer-term bonds fluctuate more than shorter-term bonds in reaction to changes in interest rates. Credit risk is the risk that bonds will decline in value as the result of a decline in the credit rating of the bonds or the economy as a whole, or that the issuer will be unable to pay interest and/or principal when due. You should consult your prospectus for a precise explanation of the risks associated with your fund.

Understanding Your Fund's Expenses
FIRST INVESTORS INCOME FUNDS

As a mutual fund shareholder, you incur two types of costs: (1) transaction costs, including a sales charge (load) on purchase payments (on Class A shares only), a contingent deferred sales charge on redemptions (on Class B shares only); and (2) ongoing costs, including advisory fees; distribution and service fees (12b-1); and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 in each Fund at the beginning of the period, October 1, 2005, and held for the entire six-month period ended March 31, 2006. The calculations assume that no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

Actual Expenses Example:

These amounts help you to estimate the actual expenses that you paid over the period. The "Ending Account Value" shown is derived from the Fund's actual return, and the "Expenses Paid During Period" shows the dollar amount that would have been paid by an investor who started with $1,000 in each Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To estimate the expense you paid on your account during this period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number given for your Fund under the heading "Expenses Paid During Period".

Hypothetical Expenses Example:

These amounts provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for Class A and Class B shares, and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare your ongoing costs only and do not reflect any transaction costs, such as front-end or contingent deferred sales charges (loads). Therefore, the hypothetical expense example is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Fund Expenses
CASH MANAGEMENT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 3 for a detailed explanation of the information presented in these examples.

-----------------------------------------------------------------------------
                           Beginning       Ending
                            Account        Account     Expenses Paid
                             Value          Value      During Period
                           (10/1/05)      (3/31/06)  (10/1/05-3/31/06)*
-----------------------------------------------------------------------------
Expense Example --
Class A Shares
Actual                     $1,000.00      $1,016.99        $3.82
Hypothetical
  (5% annual return
  before expenses)         $1,000.00      $1,021.14        $3.83
-----------------------------------------------------------------------------
Expense Example --
Class B Shares
Actual                     $1,000.00      $1,013.21        $7.58
Hypothetical
  (5% annual return
  before expenses)         $1,000.00      $1,017.40        $7.59
-----------------------------------------------------------------------------

* Expenses are equal to the annualized expense ratio of .76% for Class A shares and 1.51% for Class B shares, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived.


Portfolio Compostion
BY SECTOR

[BAR CHART DATA]

Corporate Notes                                      40.4%
U.S. Government Agency Obligations                   35.2%
Floating Rate Notes                                  17.0%
U.S. Government Obligations                           3.4%
Certificates of Deposit                               2.9%
Bankers' Acceptances                                  1.1%

Portfolio holdings and allocations are subject to change. Percentages are as of March 31, 2006, and are based on the total value of investments.

Portfolio of Investments
CASH MANAGEMENT FUND
March 31, 2006
----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
 Principal                                                                        Interest                  $10,000 of
    Amount    Security                                                                Rate*          Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              CORPORATE NOTES--40.1%
    $5,000M   AIG Funding, Inc., 5/15/06                                              4.78%     $4,970,785        $282
     1,773M   Bank of America Corp., 10/15/06                                         5.06       1,768,943         100
     5,000M   Chevron Funding Corp., 4/12/06                                          4.57       4,992,998         283
     4,850M   Concentrate Manufacturing Co.
                of Ireland, 4/17/06 +                                                 4.63       4,839,999         275
     3,725M   Florida Power & Light Co., 4/20/06                                      4.71       3,715,727         211
     4,500M   Gannett Co., Inc., 4/27/06 +                                            4.72       4,484,640         255
     3,000M   General Electric Capital Corp., 4/4/06                                  4.50       2,998,867         170
     5,400M   Madison Gas & Electric Co., 4/27/06                                     4.74       5,381,502         305
     5,000M   National Rural Utilities Cooperative
                Finance Corp., 4/13/06                                                4.72       4,992,125         283
     6,000M   New Jersey Natural Gas Co., 4/3/06                                      4.73       5,998,422         341
     5,000M   Paccar Financial Corp., 4/25/06                                         4.56       4,984,688         283
              Pitney Bowes, Inc.:
     2,000M     4/28/06 +                                                             4.71       1,992,933         113
     1,603M     5/1/06                                                                4.72       1,604,280          91
     4,500M   Procter & Gamble Co., 4/17/06 +                                         4.59       4,490,798         255
     5,000M   Prudential Funding Corp., 5/15/06                                       4.73       4,971,083         282
     5,400M   Stanley Works, 4/24/06 +                                                4.60       5,384,079         306
     3,000M   Toyota Motor Credit Corp., 4/3/06                                       4.52       2,999,243         170
----------------------------------------------------------------------------------------------------------------------
Total Value of Corporate Notes (cost $70,571,112)                                               70,571,112       4,005
----------------------------------------------------------------------------------------------------------------------
          U.S. GOVERNMENT AGENCY
          OBLIGATIONS--34.9%
              Fannie Mae:
    10,000M     4/5/06                                                                4.42       9,995,057         567
       400M     4/10/06                                                               4.50         399,547          23
       628M     7/3/06                                                                3.64         628,004          36
     1,000M     9/22/06                                                               4.81         991,519          56
       719M     12/26/06                                                              4.77         704,754          40
     1,850M     2/12/07                                                               5.00       1,826,612         104
              Federal Farm Credit Bank:
     3,500M     4/10/06                                                               4.49       3,496,063         198
     5,000M     4/11/06                                                               4.47       4,993,775         283
       500M     4/27/06                                                               4.50         498,363          28
     1,000M     7/21/06                                                               3.83         994,918          57
              Federal Home Loan Bank:
       500M     4/13/06                                                               4.60         499,661          28
     1,000M     4/28/06                                                               3.65         998,804          57
     1,425M     5/5/06                                                                3.85       1,422,732          81
----------------------------------------------------------------------------------------------------------------------




Portfolio of Investments (continued)
CASH MANAGEMENT FUND
March 31, 2006
----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
 Principal                                                                        Interest                  $10,000 of
    Amount    Security                                                                Rate*          Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Federal Home Loan Bank (continued):
    $1,700M     5/26/06                                                               4.48%     $1,694,084         $96
     1,000M     6/28/06                                                               4.75         993,586          56
     1,500M     6/30/06                                                               3.75       1,500,000          85
     1,000M     6/30/06                                                               4.75         993,374          56
     1,830M     7/6/06                                                                4.48       1,824,580         104
     1,200M     7/10/06                                                               4.29       1,192,503          68
     2,000M     7/28/06                                                               4.17       1,989,423         113
     2,100M     10/16/06                                                              4.71       2,076,523         118
     1,000M     11/28/06                                                              4.93         987,503          56
       400M     3/14/07                                                               5.05         394,358          22
              Freddie Mac:
     2,000M     4/11/06                                                               4.47       1,997,465         113
     2,000M     4/28/06                                                               3.56       1,998,725         113
     1,000M     4/28/06                                                               3.65         999,274          58
     1,850M     6/2/06                                                                4.12       1,844,205         105
     1,900M     6/9/06                                                                4.10       1,892,892         107
     1,000M     7/7/06                                                                3.83         995,149          56
     2,500M     11/3/06                                                               4.51       2,499,886         142
     2,150M     11/9/06                                                               4.67       2,147,700         122
     1,000M     12/11/06                                                              4.71         984,664          56
     3,000M     12/29/06                                                              4.75       3,000,000         170
     1,295M     4/13/07                                                               5.15       1,295,000          74
       800M   Tennessee Valley Authority, 4/15/06                                     4.55         798,563          45
----------------------------------------------------------------------------------------------------------------------
Total Value of U.S. Government Agency Obligations
  (cost $61,549,266)                                                                            61,549,266       3,493
----------------------------------------------------------------------------------------------------------------------
              FLOATING RATE NOTES--16.8%
     2,000M   Bank One Corp., 8/11/06                                                 4.86       2,001,240         114
              Federal Home Loan Bank:
     2,400M     5/24/06                                                               4.20       2,400,000         136
     2,000M     12/22/06                                                              4.00       1,989,525         113
     2,000M   Fifth Third Bancorp, 9/22/06 ++                                         4.78       2,000,000         113
              Merrill Lynch & Co., Inc.:
     2,100M     4/18/06                                                               4.88       2,100,311         119
       805M     12/22/06                                                              5.09         806,177          46
     3,000M   Toyota Motor Credit Corp., 6/12/06                                      4.92       3,000,173         170
     5,750M   US Bank, NA, 1/25/07                                                    4.58       5,750,000         326
     4,750M   Wachovia Bank, NA, 12/4/06                                              4.79       4,750,000         270
     4,865M   Wells Fargo & Co., 9/15/06                                              5.00       4,866,875         276
----------------------------------------------------------------------------------------------------------------------
Total Value of Floating Rate Notes (cost $29,664,301)                                           29,664,301       1,683
----------------------------------------------------------------------------------------------------------------------




----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
 Principal                                                                        Interest                  $10,000 of
    Amount    Security                                                                Rate*          Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              U.S. GOVERNMENT OBLIGATIONS--3.4%
    $6,000M   U.S. Treasury Bills, 4/13/06
                (cost $5,990,899)                                                     4.55%     $5,990,899        $340
----------------------------------------------------------------------------------------------------------------------
              CERTIFICATES OF DEPOSIT--2.8%
     5,000M   Citibank, NA, 5/17/06 (cost $5,000,000)                                 4.72       5,000,000         284
----------------------------------------------------------------------------------------------------------------------
              BANKERS' ACCEPTANCES--1.1%
     1,857M   Bank of America, NA, 5/8/06
                (cost $1,848,146)                                                     4.63       1,848,146         105
----------------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $174,623,724)**                                      99.1%    174,623,724       9,910
Other Assets, Less Liabilities                                                          .9       1,581,622          90
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                           100.0%   $176,205,346     $10,000
======================================================================================================================

 * The interest rates shown are the effective rates at the time of purchase by the Fund. The interest rates shown on the floating rate notes are adjusted periodically; the rates shown are the rates in effect at March
   31, 2006.

** Aggregate cost for federal income tax purposes is the same.

 + Security exempt from registration under Section4(2) of the Securities
   Act of 1933 (see Note 4).

++ Security exempt from registration under Rule 144A of the Securities
   Act of 1933 (see Note 4).

See notes to financial statements


Fund Expenses
GOVERNMENT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 3 for a detailed explanation of the information presented in these examples.

-----------------------------------------------------------------------------
                                 Beginning       Ending
                                  Account        Account     Expenses Paid
                                   Value          Value      During Period
                                 (10/1/05)      (3/31/06)  (10/1/05-3/31/06)*
-----------------------------------------------------------------------------
Expense Example --
Class A Share
Actual                           $1,000.00      $1,006.65         $5.50
Hypothetical
  (5% annual return
  before expenses)               $1,000.00      $1,019.45         $5.54
-----------------------------------------------------------------------------
Expense Example --
Class B Shares
Actual                           $1,000.00      $1,002.74         $9.24
Hypothetical
  (5% annual return
  before expenses)               $1,000.00      $1,015.71         $9.30
-----------------------------------------------------------------------------

* Expenses are equal to the annualized expense ratio of 1.10% for Class A shares and 1.85% for Class B shares, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived.


Portfolio Compostion
BY SECTOR

[BAR CHART DATA]

Government National Mortgage Association             82.7%
Fannie Mae                                           12.4%
Freddie Mac                                           2.3%

Portfolio holdings and allocations are subject to change. Percentages are as of March 31, 2006, and are based on the total value of investments.

Portfolio of Investments
GOVERNMENT FUND
March 31, 2006
----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
 Principal                                                                                                  $10,000 of
    Amount    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              MORTGAGE-BACKED CERTIFICATES--94.3%
              Fannie Mae--12.0%
   $24,164M   5.5%, 4/1/2033 - 9/1/2035                                                        $23,641,395      $1,199
----------------------------------------------------------------------------------------------------------------------
              Freddie Mac--2.2%
     4,471M   5.5%, 2/1/2035                                                                     4,368,110         221
----------------------------------------------------------------------------------------------------------------------
              Government National Mortgage
              Association I Program--80.1%
    17,660M   5%, 4/15/2034 - 4/20/2036                                                         17,123,146         868
    50,684M   5.5%, 3/15/2033 - 11/15/2035                                                      50,273,674       2,549
    51,325M   6%, 3/15/2031 - 6/15/2035                                                         52,110,969       2,642
    24,361M   6.5%, 10/15/2028 - 8/15/2035                                                      25,359,229       1,285
     8,686M   7%, 4/15/2032 - 8/15/2035                                                          9,086,837         461
     3,879M   7.5%, 7/15/2023 - 6/15/2034                                                        4,073,174         206
----------------------------------------------------------------------------------------------------------------------
                                                                                               158,027,029       8,011
----------------------------------------------------------------------------------------------------------------------
Total Value of Mortgage-Backed Certificates
  (cost $189,821,793)                                                                          186,036,534       9,431
----------------------------------------------------------------------------------------------------------------------
              SHORT-TERM U.S. GOVERNMENT
              OBLIGATIONS--2.5%
              U.S. Treasury Bills:
     1,500M     4.345%, 4/6/06                                                                   1,499,092          76
     3,500M     4.57%, 4/13/06                                                                   3,494,667         177
----------------------------------------------------------------------------------------------------------------------
Total Value of Short-Term U.S. Government Obligations
  (cost $4,993,759)                                                                              4,993,759         253
----------------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $194,815,552)                                        96.8%    191,030,293       9,684
Other Assets, Less Liabilities                                                         3.2       6,228,910         316
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                           100.0%   $197,259,203     $10,000
======================================================================================================================

See notes to financial statements


Fund Expenses
INVESTMENT GRADE FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 3 for a detailed explanation of the information presented in these examples.

-----------------------------------------------------------------------------
                                 Beginning       Ending
                                  Account        Account     Expenses Paid
                                   Value          Value      During Period
                                 (10/1/05)      (3/31/06)  (10/1/05-3/31/06)*
-----------------------------------------------------------------------------
Expense Example --
Class A Shares
Actual                          $1,000.00       $992.61          $5.46
Hypothetical
  (5% annual return
   before expenses)             $1,000.00       $1,019.45        $5.54
-----------------------------------------------------------------------------
Expense Example --
Class B Shares
Actual                          $1,000.00       $988.91          $9.17
Hypothetical
 (5% annual return
  before expenses)              $1,000.00       $1,015.71        $9.30
-----------------------------------------------------------------------------

* Expenses are equal to the annualized expense ratio of 1.10% for Class A shares and 1.85% for Class B shares, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived.


Portfolio Composition
TOP TEN SECTORS

[BAR CHART DATA]

Financials                                           20.9%
Consumer Staples                                     15.8%
U.S. Government Agency Obligations                   10.9%
Industrials                                          10.3%
Utilities                                             9.2%
U.S. Government Obligations                           7.4%
Consumer Discretionary                                5.8%
Materials                                             5.6%
Mortgage-Backed Certificates                          4.4%
Health Care                                           2.9%

Portfolio holdings and allocations are subject to change. Percentages are as of March 31, 2006, and are based on the total value of investments.

Portfolio of Investments
INVESTMENT GRADE FUND
March 31, 2006
----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
 Principal                                                                                                  $10,000 of
    Amount    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              CORPORATE BONDS--71.2%
              Aerospace/Defense--1.4%
              Honeywell International, Inc.:
    $1,050M     7.5%, 2010                                                                      $1,127,972         $47
       975M     6.125%, 2011                                                                     1,007,590          42
       400M   Precision Castparts Corp., 5.6%, 2013                                                394,130          16
       717M   TRW, Inc., 7.125%, 2009                                                              751,201          31
----------------------------------------------------------------------------------------------------------------------
                                                                                                 3,280,893         136
----------------------------------------------------------------------------------------------------------------------
              Automotive--.8%
     1,200M   DaimlerChrysler NA Holdings Corp., 8%, 2010                                        1,292,044          54
       886M   Ford Motor Co., 8.9%, 2032                                                           699,940          29
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,991,984          83
----------------------------------------------------------------------------------------------------------------------
              Chemicals--.3%
       700M   Lubrizol Corp., 7.25%, 2025                                                          752,601          31
----------------------------------------------------------------------------------------------------------------------
              Consumer Durables--.6%
     1,650M   Black & Decker Corp., 4.75%, 2014                                                  1,510,674          63
----------------------------------------------------------------------------------------------------------------------
              Consumer Non-Durables--3.4%
     2,250M   Avon Products, Inc., 4.2%, 2018                                                    1,932,305          80
              Colgate-Palmolive Co.:
     1,800M     7.84%, 2007                                                                      1,849,023          77
       710M     5.98%, 2012                                                                        736,222          31
     1,600M   Newell Rubbermaid, Inc., 6.75%, 2012                                               1,663,669          69
     1,350M   Procter & Gamble Co., 4.85%, 2015                                                  1,291,274          54
       775M   Rubbermaid, Inc., 6.6%, 2006                                                         781,339          32
----------------------------------------------------------------------------------------------------------------------
                                                                                                 8,253,832         343
----------------------------------------------------------------------------------------------------------------------
              Energy--1.0%
       500M   Mobil Corp., 8.625%, 2021                                                            668,951          28
       975M   Sunoco, Inc., 9.375%, 2016                                                           978,708          40
       800M   Texaco Capital, Inc., 8.25%, 2006                                                    811,166          34
----------------------------------------------------------------------------------------------------------------------
                                                                                                 2,458,825         102
----------------------------------------------------------------------------------------------------------------------
              Financial--5.5%
       875M   American General Finance Corp., 8.125%, 2009                                         942,271          39
       900M   Caterpillar Financial Services Corp., 4.6%, 2014                                     848,550          35
----------------------------------------------------------------------------------------------------------------------




Portfolio of Investments (continued)
INVESTMENT GRADE FUND
March 31, 2006
----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
 Principal                                                                                                  $10,000 of
    Amount    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Financial (continued)
              CIT Group, Inc.:
      $300M     6.875%, 2009                                                                      $313,275         $13
     2,100M     7.75%, 2012                                                                      2,317,505          97
       250M     5%, 2015                                                                           236,599          10
              ERAC USA Finance Enterprise Co.:
     1,775M     7.35%, 2008 +                                                                    1,844,042          77
     1,170M     8%, 2011 +                                                                       1,282,942          53
              General Electric Capital Corp.:
       850M     7.875%, 2006                                                                       865,335          36
       700M     8.5%, 2008                                                                         747,818          31
     1,000M     5.45%, 2013                                                                      1,000,649          42
     1,825M   Household Finance Corp., 6.5%, 2008                                                1,877,325          78
     1,000M   HSBC Finance Corp., 5%, 2015                                                         945,551          39
----------------------------------------------------------------------------------------------------------------------
                                                                                                13,221,862         550
----------------------------------------------------------------------------------------------------------------------
              Financial Services--9.1%
              Bank of America Corp.:
     1,017M     7.8%, 2010                                                                       1,100,610          46
       200M     7.4%, 2011                                                                         216,383           9
     1,165M   Bank One Corp., 7.6%, 2007                                                         1,190,967          50
       700M   Chase Manhattan Corp., 7.875%, 2010                                                  762,505          32
     1,750M   Comerica, 7.125%, 2013                                                             1,788,596          74
     1,200M   First Union National Bank, 7.8%, 2010                                              1,308,806          54
     1,000M   Fleet Capital Trust II, 7.92%, 2026                                                1,053,472          44
     1,500M   Florida Windstorm Underwriting Assoc.,
                7.125%, 2019 +                                                                   1,667,074          69
       625M   Greenpoint Bank, 9.25%, 2010                                                         713,632          30
     1,875M   MetLife, Inc., 5%, 2015                                                            1,787,726          74
     1,200M   National City Bank of Pennsylvania,
                7.25%, 2011                                                                      1,304,063          54
     1,505M   Nationsbank Corp., 7.8%, 2016                                                      1,748,583          73
       288M   NBD Bancorp, Inc., 7.125%, 2007                                                      292,847          12
     1,298M   Republic NY Corp., 7.75%, 2009                                                     1,383,114          57
     2,000M   Royal Bank of Scotland Group PLC, 5%, 2014                                         1,926,294          80
              U.S. Bank NA:
       600M     4.95%, 2014                                                                        574,667          24
       900M     6.3%, 2014                                                                         941,617          39
              Washington Mutual, Inc.:
     1,825M     8.25%, 2010                                                                      1,987,931          83
       250M     4.625%, 2014                                                                       228,952          10
----------------------------------------------------------------------------------------------------------------------
                                                                                                21,977,839         914
----------------------------------------------------------------------------------------------------------------------




----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
 Principal                                                                                                  $10,000 of
    Amount    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Food/Beverage/Tobacco--2.6%
      $910M   Bottling Group, LLC, 5%, 2013                                                       $883,680         $37
     1,355M   Coca-Cola Enterprises, Inc., 7.125%, 2017                                          1,508,924          63
     1,745M   ConAgra Foods, Inc., 6.75%, 2011                                                   1,815,636          75
     1,000M   Pepsi Bottling Group, Inc., 7%, 2029                                               1,128,287          47
       900M   Philip Morris Cos., Inc., 6.95%, 2006                                                902,246          37
----------------------------------------------------------------------------------------------------------------------
                                                                                                 6,238,773         259
----------------------------------------------------------------------------------------------------------------------
              Food/Drug--2.9%
     2,000M   CVS Corp., 4.875%, 2014                                                            1,884,792          78
     1,550M   Delhaize America, Inc., 8.125%, 2011                                               1,681,035          70
     1,600M   Kroger Co., 7%, 2018                                                               1,677,717          70
              Safeway, Inc.:
       510M     7%, 2007                                                                           520,718          22
       450M     9.3%, 2007                                                                         461,896          19
       700M     6.5%, 2011                                                                         721,740          30
----------------------------------------------------------------------------------------------------------------------
                                                                                                 6,947,898         289
----------------------------------------------------------------------------------------------------------------------
              Forest Products/Containers--2.2%
     1,690M   International Paper Co., 6.75%, 2011                                               1,757,186          73
     1,725M   Sappi Papier Holding AG, 6.75%, 2012 +                                             1,642,997          68
              Weyerhaeuser Co.:
     1,100M     7.25%, 2013                                                                      1,171,240          49
       610M     7.5%, 2013                                                                         655,831          27
----------------------------------------------------------------------------------------------------------------------
                                                                                                 5,227,254         217
----------------------------------------------------------------------------------------------------------------------
              Gaming/Leisure--.7%
       750M   MGM Mirage, Inc., 8.5%, 2010                                                         806,250          34
       750M   Park Place Entertainment Corp., 9.375%, 2007                                         775,312          32
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,581,562          66
----------------------------------------------------------------------------------------------------------------------
              Health Care--2.8%
     1,880M   Becton, Dickinson & Co., 7.15%, 2009                                               1,991,597          83
       900M   Columbia/HCA Healthcare, Inc., 7.5%, 2023                                            878,502          36
     1,300M   Quest Diagnostics, Inc., 5.45%, 2015                                               1,269,200          53
     1,130M   Tenet Healthcare Corp., 6.375%, 2011                                               1,025,475          43
     1,500M   Wyeth, 6.95%, 2011                                                                 1,591,983          66
----------------------------------------------------------------------------------------------------------------------
                                                                                                 6,756,757         281
----------------------------------------------------------------------------------------------------------------------




Portfolio of Investments (continued)
INVESTMENT GRADE FUND
March 31, 2006
----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
 Principal                                                                                                  $10,000 of
    Amount    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Housing--.7%
    $1,112M   Hanson Australia Funding, Ltd., 5.25%, 2013                                       $1,068,385         $44
       646M   Hanson PLC, 7.875%, 2010                                                             700,009          29
----------------------------------------------------------------------------------------------------------------------
                                                                                                  1,768,39         473
----------------------------------------------------------------------------------------------------------------------
              Information Technology--.1%
       250M   First Data Corp., 4.7%, 2013                                                         235,018          10
----------------------------------------------------------------------------------------------------------------------
              Manufacturing--2.9%
     1,700M   Dover Corp., 4.875%, 2015                                                          1,615,335          67
              Ingersoll-Rand Co.:
     1,600M     4.75%, 2015                                                                      1,504,424          62
       875M     9%, 2021                                                                         1,169,837          49
              United Technologies Corp.:
       900M     6.5%, 2009                                                                         933,889          39
     1,600M     7.125%, 2010                                                                     1,710,202          71
----------------------------------------------------------------------------------------------------------------------
                                                                                                 6,933,687         288
----------------------------------------------------------------------------------------------------------------------
              Media-Broadcasting--2.0%
              Comcast Cable Communications, Inc.:
       705M     8.375%, 2007                                                                       726,883          30
     2,000M     7.125%, 2013                                                                     2,120,444          88
              Cox Communications, Inc.:
       400M     4.625%, 2013                                                                       364,796          15
     1,000M     5.5%, 2015                                                                         946,570          40
       700M   PanAmSat Corp., 6.375%, 2008                                                         704,375          29
----------------------------------------------------------------------------------------------------------------------
                                                                                                 4,863,068         202
----------------------------------------------------------------------------------------------------------------------
              Media-Diversified--4.5%
       575M   AOL Time Warner, Inc., 6.875%, 2012                                                  603,619          25
     1,480M   Cox Enterprises, Inc., 8%, 2007 +                                                  1,502,746          62
       500M   Houghton Mifflin Co., 7.2%, 2011                                                     518,750          22
              New York Times Co.:
       500M     6.95%, 2009                                                                        520,898          22
     1,900M     5%, 2015                                                                         1,773,002          74
              News America, Inc.:
       500M     5.3%, 2014                                                                         481,789          20
     1,600M     7.3%, 2028                                                                       1,667,704          69
              Time Warner, Inc.:
     1,000M     9.125%, 2013                                                                     1,159,290          48
     1,500M     6.875%, 2018                                                                     1,558,595          65
----------------------------------------------------------------------------------------------------------------------




----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
 Principal                                                                                                  $10,000 of
    Amount    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Media-Diversified (continued)
              Viacom, Inc.:
      $500M     8.625%, 2012                                                                      $565,839         $24
       360M     8.875%, 2014                                                                       415,194          17
----------------------------------------------------------------------------------------------------------------------
                                                                                                10,767,426         448
----------------------------------------------------------------------------------------------------------------------
              Metals/Mining--2.3%
              Alcan, Inc.:
     2,200M     4.5%, 2013                                                                       2,046,832          85
       825M     5%, 2015                                                                           779,402          33
     1,300M   Alcoa, Inc., 6%, 2012                                                              1,328,261          55
     1,350M   Thiokol Corp., 6.625%, 2008                                                        1,378,827          57
----------------------------------------------------------------------------------------------------------------------
                                                                                                 5,533,322         230
----------------------------------------------------------------------------------------------------------------------
              Real Estate Investment Trusts--5.8%
     1,654M   Archstone-Smith Trust, 7.9%, 2016                                                  1,824,847          76
              AvalonBay Communities, Inc.:
     1,900M     7.5%, 2010                                                                       2,047,622          85
       200M     6.625%, 2011                                                                       210,184           9
     2,050M   Boston Properties, Inc., 5%, 2015                                                  1,924,870          80
              Duke Weeks Realty Corp.:
     1,350M     7.75%, 2009                                                                      1,444,060          60
       200M     4.625%, 2013                                                                       187,391           8
              EOP Operating LP:
     1,005M     8.1%, 2010                                                                       1,092,441          45
       625M     7.25%, 2018                                                                        677,801          28
     1,900M   Mack-Cali Realty LP, 7.75%, 2011                                                   2,053,545          85
              Simon Property Group, Inc.:
     1,875M     7.875%, 2016 +                                                                   2,123,138          88
       425M     7.375%, 2018                                                                       469,266          20
----------------------------------------------------------------------------------------------------------------------
                                                                                                14,055,165         584
----------------------------------------------------------------------------------------------------------------------
              Retail-General Merchandise--3.7%
     1,750M   Federated Department Stores, Inc., 7.45%, 2017                                     1,944,162          81
              Lowe's Cos., Inc.:
       900M     8.25%, 2010                                                                        996,297          41
     1,420M     5%, 2015                                                                         1,369,860          57
     1,675M   RadioShack Corp., 7.375%, 2011                                                     1,733,581          72
       190M   Target Corp., 5.375%, 2009                                                           190,840           8
----------------------------------------------------------------------------------------------------------------------




Portfolio of Investments (continued)
INVESTMENT GRADE FUND
March 31, 2006
----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
 Principal                                                                                                  $10,000 of
    Amount    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Retail-General Merchandise (continued)
              Wal-Mart Stores, Inc.:
      $850M     8%, 2006                                                                          $859,949         $36
     1,800M     4.125%, 2011                                                                     1,706,015          71
       100M     4.5%, 2015                                                                          93,013           4
----------------------------------------------------------------------------------------------------------------------
                                                                                                 8,893,717         370
----------------------------------------------------------------------------------------------------------------------
              Telecommunications--2.8%
     1,200M   Deutsche Telekom AG, 8%, 2010                                                      1,308,011          54
              GTE Corp.:
       909M     6.84%, 2018                                                                        949,393          40
       500M     7.9%, 2027                                                                         522,910          22
              Sprint Capital Corp.:
     1,325M     6.375%, 2009                                                                     1,357,669          57
       900M     6.9%, 2019                                                                         963,576          40
       800M   Verizon New York, Inc., 6.875%, 2012                                                 822,767          34
       750M   Vodafone AirTouch PLC, 7.75%, 2010                                                   804,386          33
----------------------------------------------------------------------------------------------------------------------
                                                                                                 6,728,712         280
----------------------------------------------------------------------------------------------------------------------
              Transportation--2.8%
              Burlington Northern Santa Fe Corp.:
       700M     6.75%, 2011                                                                        738,949          31
     1,000M     8.125%, 2020                                                                     1,215,119          51
       600M   Caliber System, Inc., 7.8%, 2006                                                     603,979          25
       850M   Canadian National Railway Co., 7.375%, 2031                                        1,017,248          42
       800M   Norfolk Southern Corp., 7.7%, 2017                                                   928,506          39
     1,700M   Union Pacific Corp., 7.375%, 2009                                                  1,798,911          75
       300M   Union Pacific Railroad, 7.28%, 2011                                                  324,193          13
----------------------------------------------------------------------------------------------------------------------
                                                                                                 6,626,905         276
----------------------------------------------------------------------------------------------------------------------
              Utilities--9.0%
       700M   Arizona Public Service Co., 5.5%, 2035                                               608,105          25
     1,350M   Carolina Power & Light, Inc., 5.15%, 2015                                          1,300,437          54
              Consumers Energy Co.:
       735M     6.375%, 2008                                                                       744,398          31
     1,800M     6.875%, 2018                                                                     1,936,159          80
     1,450M   Dominion Resources, Inc., 5%, 2013                                                 1,375,121          57
       720M   DPL, Inc., 6.875%, 2011                                                              754,420          31
     1,650M   Duke Capital Corp., 8%, 2019                                                       1,931,172          80
     1,371M   Eastern Energy, Ltd., 6.75%, 2006 +                                                1,383,769          58
----------------------------------------------------------------------------------------------------------------------




----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
 Principal                                                                                                  $10,000 of
    Amount    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Utilities (continued)
      $795M   El Paso Energy Corp., 7.375%, 2012                                                  $812,888         $34
       500M   Entergy Gulf States, Inc., 6.2%, 2033                                                469,387          20
     1,325M   Jersey Central Power & Light Co., 5.625%, 2016                                     1,319,705          55
       700M   Michigan Consolidated Gas Co., 7.06%, 2012                                           752,813          31
              NiSource Finance Corp.:
       900M     7.875%, 2010                                                                       977,182          41
       600M     5.4%, 2014                                                                         582,937          24
     1,400M   OGE Energy Corp., 5%, 2014                                                         1,323,291          55
     1,350M   PP&L Capital Funding, Inc., 8.375%, 2007                                           1,388,675          58
       775M   PSI Energy, Inc., 8.85%, 2022                                                        990,998          41
     1,510M   Public Service Electric & Gas Co., 6.75%, 2016                                     1,630,939          68
       400M   South Carolina Electric & Gas Co., 6.7%, 2011                                        422,456          18
       900M   Wisconsin Power & Light Co., 7%, 2007                                                914,251          38
----------------------------------------------------------------------------------------------------------------------
                                                                                                21,619,103         899
----------------------------------------------------------------------------------------------------------------------
              Waste Management--1.3%
              Allied Waste NA, Inc.:
       750M     8.875%, 2008                                                                       791,250          33
       500M     5.75%, 2011                                                                        478,750          20
              Waste Management, Inc.:
     1,400M     6.875%, 2009                                                                     1,456,687          61
       300M     7.375%, 2010                                                                       320,336          13
----------------------------------------------------------------------------------------------------------------------
                                                                                                 3,047,023         127
----------------------------------------------------------------------------------------------------------------------
Total Value of Corporate Bonds (cost $173,259,087)                                             171,272,294       7,121
----------------------------------------------------------------------------------------------------------------------
              U.S. GOVERNMENT AGENCY
              OBLIGATIONS--10.7%
              Fannie Mae:
     1,287M     5%, 2016                                                                         1,230,268          51
     3,700M     5%, 2017                                                                         3,516,350         146
              Federal Farm Credit Bank:
     2,800M     4.875%, 2015                                                                     2,734,150         114
     2,000M     6%, 2015                                                                         1,987,444          83
              Federal Home Loan Bank:
     1,330M     4%, 2008                                                                         1,294,544          54
     1,900M     4.91%, 2012                                                                      1,835,233          76
     1,000M     7.23%, 2015                                                                      1,074,093          45
----------------------------------------------------------------------------------------------------------------------




Portfolio of Investments (continued)
INVESTMENT GRADE FUND
March 31, 2006
----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
 Principal                                                                                                  $10,000 of
    Amount    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Freddie Mac:
      $760M     5.5%, 2015                                                                        $753,049         $31
     1,400M     4.6%, 2018                                                                       1,288,571          54
       900M     5%, 2018                                                                           847,576          35
     2,300M     5.2%, 2019                                                                       2,187,169          91
     1,250M     6.5%, 2020                                                                       1,245,141          52
     2,300M     5.625%, 2035                                                                     2,215,843          92
     3,284M   Tennessee Valley Authority, 6.25%, 2017                                            3,565,882         148
----------------------------------------------------------------------------------------------------------------------
Total Value of U.S. Government Agency Obligations
  (cost $26,352,221)                                                                            25,775,313       1,072
----------------------------------------------------------------------------------------------------------------------
              U.S. GOVERNMENT OBLIGATIONS--7.3%
     1,205M   FDA Queens LP, 6.99%, 2017 +                                                       1,292,727          54
     2,500M   U.S. Treasury Bonds, 6.5%, 2026                                                    2,954,492         123
              U.S. Treasury Notes:
     1,000M     6.5%, 2006                                                                       1,008,633          42
     3,500M     6.625%, 2007                                                                     3,566,720         148
     2,100M     5.625%, 2008                                                                     2,133,552          89
     3,000M     6%, 2009                                                                         3,109,338         129
     3,300M     6.5%, 2010                                                                       3,492,202         145
----------------------------------------------------------------------------------------------------------------------
Total Value of U.S. Government Obligations (cost $18,083,061)                                   17,557,664         730
----------------------------------------------------------------------------------------------------------------------
              MORTGAGE-BACKED CERTIFICATES--4.3%
              Fannie Mae--2.5%
     5,935M   6%, 1/1/2036                                                                       5,953,148         247
----------------------------------------------------------------------------------------------------------------------
              Freddie Mac--1.8%
     4,353M   6%, 2/1/2036                                                                       4,356,789         181
----------------------------------------------------------------------------------------------------------------------
Total Value of Mortgage-Backed Certificates (cost $10,370,775)                                  10,309,937         428
----------------------------------------------------------------------------------------------------------------------
              PASS THROUGH CERTIFICATES--1.9%
              Transportation
       617M   American Airlines, Inc., 7.377%, 2019                                                577,540          24
     1,305M   Continental Airlines, Inc., 8.388%, 2020                                           1,250,291          52
     1,323M   FedEx Corp., 7.5%, 2018                                                            1,450,522          60
       825M   Southwest Airlines Co., 6.126%, 2006                                                 827,909          34
       376M   Union Pacific Railroad, 6.91%, 2017                                                  397,940          17
----------------------------------------------------------------------------------------------------------------------
Total Value of Pass Through Certificates (cost $4,641,564)                                       4,504,202         187
----------------------------------------------------------------------------------------------------------------------




----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
 Principal                                                                                                  $10,000 of
    Amount    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              MUNICIPAL BONDS--.3%
              Housing
      $800M   Virginia State Housing Development Authority,
                Series "A", 6.51%, 2019 (cost $708,084)                                           $828,744         $34
----------------------------------------------------------------------------------------------------------------------
              SHORT-TERM U.S. GOVERNMENT
              AGENCY OBLIGATIONS--1.7%
     4,000M   Federal Home Loan Bank, 4.48%, 4/5/06
                (cost $3,998,005)                                                                3,998,005         166
----------------------------------------------------------------------------------------------------------------------
              SHORT-TERM CORPORATE NOTES--.7%
       500M   AIG Funding, Inc., 4.68%, 4/6/06                                                     499,674          21
       800M   ChevronTexaco Funding Corp., 4.71%, 4/13/06                                          798,744          33
       500M   Toyota Motor Credit Corp., 4.75%, 4/6/06                                             499,670          21
----------------------------------------------------------------------------------------------------------------------
Total Value of Short-Term Corporate Notes (cost $1,798,088)                                      1,798,088          75
----------------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $239,210,885)                                        98.1%    236,044,247       9,813
Other Assets, Less Liabilities                                                         1.9       4,487,436         187
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                           100.0%   $240,531,683     $10,000
======================================================================================================================

+ Security exempt from registration under Rule 144A of the Securities Act of 1933 (see Note 4).

See notes to financial statements


Fund Expenses
FUND FOR INCOME

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 3 for a detailed explanation of the information presented in these examples.

-----------------------------------------------------------------------------
                                 Beginning       Ending
                                  Account        Account     Expenses Paid
                                   Value          Value      During Period
                                 (10/1/05)      (3/31/06)  (10/1/05-3/31/06)*
-----------------------------------------------------------------------------
Expense Example --
Class A Shares
Actual                          $1,000.00      $1,014.39        $6.68
Hypothetical
  (5% annual return
  before expenses)              $1,000.00      $1,018.30        $6.69
-----------------------------------------------------------------------------
Expense Example --
Class B Shares
Actual                          $1,000.00      $1,013.78        $10.19
Hypothetical
  (5% annual return
  before expenses)              $1,000.00      $1,014.81        $10.20
-----------------------------------------------------------------------------

* Expenses are equal to the annualized expense ratio of 1.33% for Class A shares and 2.03% for Class B shares, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period


Portfolio Composition
TOP TEN SECTORS

[BAR CHART DATA]

Consumer Discretionary                               23.8%
Consumer Staples                                     21.8%
Materials                                            14.3%
Energy                                               11.3%
Health Care                                           9.1%
Industrials                                           8.6%
Financials                                            2.9%
Telecommunication Services                            2.7%
U.S. Government Obligations                           0.9%
Information Technology                                0.7%

Portfolio holdings and allocations are subject to change. Percentages are as of March 31, 2006, and are based on the total value of investments.

Portfolio of Investments
FUND FOR INCOME
March 31, 2006
----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
 Principal                                                                                                  $10,000 of
    Amount    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              CORPORATE BONDS--90.7%
              Aerospace/Defense--2.7%
              DRS Technologies, Inc.:
    $5,250M     6.875%, 2013                                                                    $5,276,250         $89
     1,000M     6.625%, 2016                                                                     1,000,000          17
     6,000M   Dyncorp International, LLC, 9.5%, 2013                                             6,270,000         106
     1,747M   GenCorp, Inc., 9.5%, 2013                                                          1,895,495          32
     1,600M   L-3 Communications Corp., 7.625%, 2012                                             1,660,000          28
----------------------------------------------------------------------------------------------------------------------
                                                                                                16,101,745         272
----------------------------------------------------------------------------------------------------------------------
              Automotive--6.5%
     2,700M   Accuride Corp., 8.5%, 2015                                                         2,689,875          45
              Asbury Automotive Group, Inc.:
     3,400M     9%, 2012                                                                         3,489,250          59
     5,400M     8%, 2014                                                                         5,440,500          92
     4,208M   Cambridge Industries Liquidating Trust, 2007 ++ **                                     2,630          --
              Dana Corp.:
     5,450M     9%, 2011 ++                                                                      4,169,250          70
        87M     9%, 2011 ++ **                                                                      66,555           1
              Delco Remy International, Inc.:
     5,800M     11%, 2009                                                                        3,016,000          51
     3,250M     9.375%, 2012                                                                     1,576,250          27
              General Motors Acceptance Corp.:
     3,400M     4.5%, 2006                                                                       3,371,056          57
     4,350M     6.75%, 2014                                                                      3,922,073          66
     2,500M   Special Devices, Inc., 11.375%, 2008                                               1,890,625          32
       500M   Tenneco Automotive, Inc., 8.625%, 2014                                               502,500           8
     4,693M   TRW Automotive, Inc., 9.375%, 2013                                                 5,097,771          86
     3,600M   United Components, Inc., 9.375%, 2013                                              3,492,000          59
----------------------------------------------------------------------------------------------------------------------
                                                                                                38,726,335         653
----------------------------------------------------------------------------------------------------------------------
              Chemicals--11.5%
     1,940M   BCP Crystal US Holdings Corp., 9.625%, 2014                                        2,158,250          36
     3,500M   Equistar Chemicals LP, 10.625%, 2011                                               3,806,250          64
     2,200M   Ethyl Corp., 8.875%, 2010                                                          2,293,500          39
     6,550M   Huntsman International, LLC, 7.375%, 2015 +                                        6,648,250         112
              Huntsman, LLC:
     1,636M     11.625%, 2010                                                                    1,860,950          31
     2,765M     11.5%, 2012                                                                      3,193,575          54
     7,000M   IMC Global, Inc., 10.875%, 2013                                                    8,050,000         136
----------------------------------------------------------------------------------------------------------------------




Portfolio of Investments (continued)
FUND FOR INCOME
March 31, 2006
----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
 Principal                                                                                                  $10,000 of
    Amount    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Chemicals (continued)
              Lyondell Chemical Co.:
    $1,000M     9.625%, 2007                                                                    $1,037,500         $18
     8,000M     10.875%, 2009                                                                    8,160,000         138
     4,375M   Millennium America, Inc., 9.25%, 2008                                              4,467,969          75
     3,500M   Nell AF Sarl, 8.375%, 2015 +                                                       3,491,250          59
     4,900M   Omnova Solutions, Inc., 11.25%, 2010                                               5,206,250          88
     1,000M   PQ Corp., 7.5%, 2013 +                                                               965,000          16
     8,150M   Resolution Performance Products, LLC,
                13.5%, 2010                                                                      8,751,063         148
     5,526M   Terra Capital, Inc., 11.5%, 2010                                                   6,133,860         103
     1,750M   Tronox Worldwide, LLC, 9.5%, 2012 +                                                1,846,250          31
----------------------------------------------------------------------------------------------------------------------
                                                                                                68,069,917       1,148
----------------------------------------------------------------------------------------------------------------------
              Consumer Non-Durables--4.1%
     1,700M   Broder Brothers Co., 11.25%, 2010                                                  1,700,000          29
     4,000M   GFSI, Inc., 11%, 2011 +                                                            3,900,000          66
              Levi Strauss & Co.:
     4,600M     9.28%, 2012 ***                                                                  4,784,000          81
     4,000M     9.75%, 2015                                                                      4,230,000          71
     7,200M   Playtex Products, Inc., 9.375%, 2011                                               7,560,000         127
     2,500M   Remington Arms Co., 10.5%, 2011                                                    2,075,000          35
----------------------------------------------------------------------------------------------------------------------
                                                                                                24,249,000         409
----------------------------------------------------------------------------------------------------------------------
              Energy--11.0%
     7,000M   Bluewater Finance, Ltd., 10.25%, 2012                                              7,385,000         125
              Chesapeake Energy Corp.:
     1,800M     7.5%, 2014                                                                       1,894,500          32
     8,850M     6.625%, 2016                                                                     8,872,125         150
              Compagnie Generale de Geophysique:
     3,600M     7.5%, 2015 +                                                                     3,726,000          63
       750M     7.5%, 2015                                                                         776,250          13
     4,250M   Delta Petroleum Corp., 7%, 2015                                                    3,910,000          66
     4,075M   Dresser, Inc., 9.375%, 2011                                                        4,278,750          72
    13,750M   El Paso Production Holding Co., 7.75%, 2013                                       14,317,188         242
     1,800M   Energy Partners, Ltd., 8.75%, 2010                                                 1,849,500          31
              Giant Industries, Inc.:
     5,493M     11%, 2012                                                                        6,097,230         103
     4,150M     8%, 2014                                                                         4,305,625          73
       250M   Hornbeck Offshore Services, Inc., 6.125%, 2014                                       241,250           4
----------------------------------------------------------------------------------------------------------------------




----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
 Principal                                                                                                  $10,000 of
    Amount    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Energy (continued)
              Pacific Energy Partners, LP:
    $1,000M     7.125%, 2014                                                                    $1,022,500         $17
       250M     6.25%, 2015                                                                        245,000           4
     2,650M   POGO Producing Co., 6.875%, 2017                                                   2,630,125          44
     3,490M   Tesoro Corp., 6.25%, 2012 +                                                        3,446,375          58
----------------------------------------------------------------------------------------------------------------------
                                                                                                64,997,418       1,097
----------------------------------------------------------------------------------------------------------------------
              Financial Services--1.8%
     8,352M   Dow Jones CDX, High Yield, Trust 1,
                Series 4, 8.25%, 2010 +                                                          8,487,720         143
     2,220M   Targeted Return Index Securities Trust,
                7.651%, 2015 + ***                                                               2,248,082          38
----------------------------------------------------------------------------------------------------------------------
                                                                                                10,735,802          181
----------------------------------------------------------------------------------------------------------------------
              Food/Beverage/Tobacco--1.5%
              Land O'Lakes, Inc.:
     1,800M     9%, 2010                                                                         1,926,000          33
       725M     8.75%, 2011                                                                        760,344          13
     1,800M   Pierre Foods, Inc., 9.875%, 2012                                                   1,858,500          31
              Pilgrim's Pride Corp.:
     1,550M     9.625%, 2011                                                                     1,623,625          27
       150M     9.25%, 2013                                                                        151,875           3
     2,250M   Southern States Cooperative, Inc., 10.5%, 2010 +                                   2,396,250          40
----------------------------------------------------------------------------------------------------------------------
                                                                                                 8,716,594         147
----------------------------------------------------------------------------------------------------------------------
              Food/Drug--1.1%
     6,250M   Ingles Markets, Inc., 8.875%, 2011                                                 6,562,500         111
----------------------------------------------------------------------------------------------------------------------
              Forest Products/Containers--.7%
     2,150M   Stone Container Corp., 9.75%, 2011                                                 2,219,875          37
     2,000M   Tekni-Plex, Inc., 8.75%, 2013 +                                                    1,890,000          32
----------------------------------------------------------------------------------------------------------------------
                                                                                                 4,109,875          69
----------------------------------------------------------------------------------------------------------------------
              Gaming/Leisure--7.2%
     4,250M   Circus & Eldorado/Silver Legacy,
                10.125%, 2012                                                                    4,590,000          78
     2,200M   Herbst Gaming, Inc., 8.125%, 2012                                                  2,296,250          39
     4,500M   Isle of Capri Casinos, Inc., 7%, 2014                                              4,466,250          75
     5,220M   Mandalay Resort Group, 6.375%, 2011                                                5,161,275          87
----------------------------------------------------------------------------------------------------------------------




Portfolio of Investments (continued)
FUND FOR INCOME
March 31, 2006
----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
 Principal                                                                                                  $10,000 of
    Amount    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Gaming/Leisure (continued)
    $6,960M   MGM Mirage, Inc., 6.625%, 2015                                                    $6,881,700        $116
              Park Place Entertainment Corp.:
     3,500M     9.375%, 2007                                                                     3,618,125          61
     5,000M     7%, 2013                                                                         5,214,975          88
     9,745M   Speedway Motorsports, Inc., 6.75%, 2013                                            9,793,725         165
       500M   Station Casinos, Inc., 6.875%, 2016                                                  505,000           9
----------------------------------------------------------------------------------------------------------------------
                                                                                                42,527,300         718
----------------------------------------------------------------------------------------------------------------------
              Health Care--8.8%
     3,150M   Alliance Imaging, Inc., 7.25%, 2012                                                2,748,375          46
     4,000M   Encore Medical IHC, Inc., 9.75%, 2012                                              4,060,000          69
     3,480M   Fisher Scientific International, Inc., 6.125%, 2015                                3,414,750          58
     4,400M   Genesis Health Ventures, Inc., 9.75%, 2008 ++ **                                       2,750          --
              HCA, Inc.:
     6,100M     6.75%, 2013                                                                      6,108,229         103
     4,350M     6.5%, 2016                                                                       4,259,768          72
     4,000M   Insight Health Services Corp., 9.875%, 2011                                        2,220,000          37
     1,800M   MedQuest, Inc., 11.875%, 2012                                                      1,368,000          23
     4,000M   Omnicare, Inc., 6.875%, 2015                                                       4,010,000          68
     2,800M   Owens & Minor, Inc., 8.5%, 2011                                                    2,954,000          50
       900M   Res-Care, Inc., 7.75%, 2013 +                                                        909,000          15
              Tenet Healthcare Corp.:
    12,400M     6.375%, 2011                                                                    11,253,000         190
     2,250M     9.25%, 2015 +                                                                    2,261,250          38
     6,820M   Triad Hospitals, Inc., 7%, 2013                                                    6,751,800         114
----------------------------------------------------------------------------------------------------------------------
                                                                                                52,320,922         883
----------------------------------------------------------------------------------------------------------------------
              Housing--3.9%
     4,360M   Beazer Homes USA, Inc., 6.875%, 2015                                               4,163,800          70
     4,350M   Builders FirstSource, Inc., 8.999%, 2012 ***                                       4,480,500          76
       900M   NTK Holdings, Inc., 0%-10.75%, 2014 #                                                661,500          11
     7,700M   Ply Gem Industries, Inc., 9%, 2012                                                 7,199,500         122
              William Lyon Homes, Inc.:
     4,500M     7.625%, 2012                                                                     3,937,500          66
     2,700M     10.75%, 2013                                                                     2,733,750          46
----------------------------------------------------------------------------------------------------------------------
                                                                                                23,176,550         391
----------------------------------------------------------------------------------------------------------------------




----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
 Principal                                                                                                  $10,000 of
    Amount    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Information Technology--.7%
    $3,000M   Exodus Communications, Inc., 10.75%, 2009 ++ **                                       $1,875         $--
              Iron Mountain, Inc.
     1,000M     8.625%, 2013                                                                     1,045,000          18
     1,000M     6.625%, 2016                                                                       945,000          16
     1,300M   Sanmina - SCI Corp., 8.125%, 2016                                                  1,319,500          22
       500M   Xerox Corp., 6.4%, 2016                                                              498,750           9
----------------------------------------------------------------------------------------------------------------------
                                                                                                 3,810,125          65
----------------------------------------------------------------------------------------------------------------------
              Investment/Finance Companies--1.0%
     5,500M   LaBranche & Co., Inc., 11%, 2012                                                   6,132,500         103
----------------------------------------------------------------------------------------------------------------------
              Manufacturing--1.6%
     1,740M   Case New Holland, Inc., 7.125%, 2014 +                                             1,726,950          29
       334M   Columbus McKinnon Corp., 10%, 2010                                                   369,070           6
     2,500M   Itron, Inc., 7.75%, 2012                                                           2,581,250          44
              Wolverine Tube, Inc.:
     3,500M     7.375%, 2008 +                                                                   2,782,500          47
     2,500M     10.5%, 2009                                                                      2,075,000          35
----------------------------------------------------------------------------------------------------------------------
                                                                                                 9,534,770         161
----------------------------------------------------------------------------------------------------------------------
              Media-Broadcasting--4.7%
     5,250M   Block Communications, Inc., 8.25%, 2015 +                                          5,171,250          87
     8,920M   Clear Channel Communications, Inc., 5.5%, 2014                                     8,255,638         139
     5,000M   Nexstar Finance Holding LLC, 0%-11.375%, 2013 #                                    4,125,000          70
       450M   Nexstar Finance, Inc., 7%, 2014                                                      427,500           7
     3,000M   Sinclair Broadcasting Group, Inc., 8.75%, 2011                                     3,168,750          54
              Young Broadcasting, Inc.:
     2,920M     10%, 2011                                                                        2,708,300          46
     4,900M     8.75%, 2014                                                                      4,214,000          71
----------------------------------------------------------------------------------------------------------------------
                                                                                                28,070,438         474
----------------------------------------------------------------------------------------------------------------------
              Media-Cable TV--8.8%
     8,745M   Adelphia Communications Corp., 10.25%, 2011 ++                                     5,553,075          94
     6,250M   Atlantic Broadband Finance, LLC, 9.375%, 2014                                      5,953,125         100
     6,900M   Cablevision Systems Corp., 8%, 2012                                                6,762,000         114
              Charter Communications Holdings, LLC:
     8,500M     10%, 2009                                                                        5,801,250          98
     1,000M     10.75%, 2009                                                                       685,000          12
----------------------------------------------------------------------------------------------------------------------




Portfolio of Investments (continued)
FUND FOR INCOME
March 31, 2006
----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
 Principal                                                                                                  $10,000 of
    Amount    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Media-Cable TV (continued)
              Charter Communications Holdings, LLC:
    $2,000M     10.25%, 2010                                                                    $1,205,000         $20
     7,250M     0%-11.75%, 2011 #                                                                3,733,750          63
     2,000M     8%, 2012 +                                                                       2,000,000          34
     4,625M   CSC Holdings, Inc., 8.125%, 2009                                                   4,798,437          81
     8,690M   Echostar DBS Corp., 6.375%, 2011                                                   8,537,925         144
              Mediacom LLC/Mediacom Capital Corp.:
     4,000M     7.875%, 2011                                                                     3,790,000          64
     2,000M     9.5%, 2013                                                                       1,990,000          34
     1,000M   Quebecor Media, Inc., 7.75%, 2016 +                                                1,032,500          17
----------------------------------------------------------------------------------------------------------------------
                                                                                                51,842,062         875
----------------------------------------------------------------------------------------------------------------------
              Media-Diversified--3.2%
     5,200M   Cenveo, Inc., 7.875%, 2013                                                         5,109,000          86
              MediaNews Group, Inc.:
     2,625M     6.875%, 2013                                                                     2,454,375          41
     1,750M     6.375%, 2014                                                                     1,588,125          27
     1,500M   R.H. Donnelley Financial Corp., 10.875%, 2012 +                                    1,670,625          28
              Six Flags, Inc.:
     2,500M     8.875%, 2010                                                                     2,503,125          42
     1,800M     9.625%, 2014                                                                     1,822,500          31
     3,400M   Universal City Development Partners, Ltd.,
                11.75%, 2010                                                                     3,765,500          64
       250M   Universal City Florida Holding Co., 9.43%, 2010 ***                                  255,000           4
----------------------------------------------------------------------------------------------------------------------
                                                                                                19,168,250         323
----------------------------------------------------------------------------------------------------------------------
              Metals/Mining--1.0%
     1,750M   Metals USA, Inc., 11.125%, 2015 +                                                  1,933,750          33
     3,910M   Russell Metals, Inc., 6.375%, 2014                                                 3,880,675          65
----------------------------------------------------------------------------------------------------------------------
                                                                                                 5,814,425          98
----------------------------------------------------------------------------------------------------------------------
              Retail-General Merchandise--3.1%
     9,000M   Gregg Appliances, Inc., 9%, 2013                                                   8,392,500         141
              GSC Holdings Corp.:
     1,800M     8.405%, 2011 + ***                                                               1,849,500          31
     1,700M     8%, 2012 +                                                                       1,695,750          29
     6,100M   Neiman Marcus Group, Inc., 10.375%, 2015 +                                         6,511,750         110
----------------------------------------------------------------------------------------------------------------------
                                                                                                18,449,500         311
----------------------------------------------------------------------------------------------------------------------




----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
 Principal                                                                                                    Invested
    Amount                                                                                                    For Each
        or                                                                                                  $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Services--3.4%
              Allied Waste NA, Inc.:
    $3,450M     5.75%, 2011                                                                     $3,303,375         $56
     1,847M     9.25%, 2012                                                                      2,001,686          34
     1,800M     7.875%, 2013                                                                     1,887,750          32
     6,000M     7.375%, 2014                                                                     5,970,000         100
       500M   Great Lakes Dredge & Dock Corp., 7.75%, 2013                                         470,000           8
     1,680M   Hydrochem Industrial Services, Inc., 9.25%, 2013 +                                 1,675,800          28
     5,000M   United Rentals, Inc., 6.5%, 2012                                                   4,925,000          83
----------------------------------------------------------------------------------------------------------------------
                                                                                                20,233,611         341
----------------------------------------------------------------------------------------------------------------------
              Telecommunications--.0%
     6,050M   E. Spire Communications, Inc., 13%, 2010 ++ **                                           605          --
     2,400M   ICG Services, Inc., 10%, 2008 ++ **                                                    1,500          --
----------------------------------------------------------------------------------------------------------------------
                                                                                                     2,105          --
----------------------------------------------------------------------------------------------------------------------
              Transportation--.6%
     1,117M   American Commercial Lines, LLC, 9.5%, 2015                                         1,234,285          21
     1,750M   Overseas Shipholding Group, Inc., 8.25%, 2013                                      1,868,125          31
       500M   Titan Petrochemicals Group, Ltd., 8.5%, 2012 +                                       472,500           8
----------------------------------------------------------------------------------------------------------------------
                                                                                                 3,574,910          60
----------------------------------------------------------------------------------------------------------------------
              Utilities--.0%
     5,500M   AES Drax Energy, Ltd., 11.5%, 2010 ++                                                 12,375          --
       250M   Reliant Energy, Inc., 6.75%, 2014                                                    221,875           4
----------------------------------------------------------------------------------------------------------------------
                                                                                                   234,250           4
----------------------------------------------------------------------------------------------------------------------
              Wireless Communications--1.8%
     8,000M   Nextel Communications, Inc., 5.95%, 2014                                           7,929,976         134
     2,600M   Rogers Wireless, Inc., 6.375%, 2014                                                2,606,500          44
----------------------------------------------------------------------------------------------------------------------
                                                                                                10,536,476         178
----------------------------------------------------------------------------------------------------------------------
Total Value of Corporate Bonds (cost $564,550,534)                                             537,697,380       9,072
----------------------------------------------------------------------------------------------------------------------
              COMMON STOCKS--2.0%
              Automotive--.0%
    37,387  * Safelite Glass Corporation - Class "B" + **                                          140,575           2
     2,523  * Safelite Realty Corporation **                                                        19,654          --
----------------------------------------------------------------------------------------------------------------------
                                                                                                   160,229           2
----------------------------------------------------------------------------------------------------------------------




Portfolio of Investments (continued)
FUND FOR INCOME
March 31, 2006
----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
   Shares,                                                                                                   Invested
 Principal                                                                                                    For Each
 Amount or                                                                                                  $10,000 of
  Warrants    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Chemicals--.8%
   180,613  * Texas Petrochemicals Corporation **                                               $4,199,252         $71
    14,634  * Texas Petrochemicals Corporation **                                                  255,180           4
----------------------------------------------------------------------------------------------------------------------
                                                                                                 4,454,432          75
----------------------------------------------------------------------------------------------------------------------
              Consumer Non-Durables--.0%
    25,200  * Worldtex, Inc. **                                                                        252          --
----------------------------------------------------------------------------------------------------------------------
              Food/Drug--.3%
   111,700    Ingles Markets, Inc.                                                               1,990,494          34
----------------------------------------------------------------------------------------------------------------------
              Telecommunications--.9%
    16,049    Deutsche Telekom AG (ADR)                                                            269,944           5
   163,197  * RCN Corporation                                                                    4,226,802          71
     9,300  * RCN Corporation **                                                                        93          --
    11,620  * TelCove, Inc. + **                                                                   639,100          11
     2,533  * Viatel Holding (Bermuda), Ltd. **                                                          8          --
    18,224  * World Access, Inc.                                                                        22          --
     2,958  * XO Holdings, Inc.                                                                     11,684          --
----------------------------------------------------------------------------------------------------------------------
                                                                                                 5,147,653          87
----------------------------------------------------------------------------------------------------------------------
Total Value of Common Stocks (cost $22,995,427)                                                 11,753,060         198
----------------------------------------------------------------------------------------------------------------------
              U.S. GOVERNMENT OBLIGATIONS--.9%
    $5,000M   U.S. Treasury Notes, 7%, 2006 (cost $5,013,917)                                    5,031,840          85
----------------------------------------------------------------------------------------------------------------------
              WARRANTS--.0%
              Aerospace/Defense--.0%
     3,000  * DeCrane Aircraft Holdings, Inc. (expiring 9/30/08) + **                                   30          --
----------------------------------------------------------------------------------------------------------------------
              Automotive--.0%
              Safelite Glass Corporation:
    91,625  *   Class "A" (expiring 9/29/06) + **                                                      916          --
    61,084  *   Class "B" (expiring 9/29/07) + **                                                      611          --
----------------------------------------------------------------------------------------------------------------------
                                                                                                     1,527          --
----------------------------------------------------------------------------------------------------------------------




----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
 Warrants,                                                                                                    Invested
 Shares or                                                                                                    For Each
 Principal                                                                                                  $10,000 of
    Amount    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Telecommunications--.0%
     3,500  * GT Group Telecom, Inc. (expiring 2/1/10) + **                                            $--         $--
     9,045  * TelCove, Inc. (expiring 4/8/08) + **                                                 184,247           3
              XO Holdings, Inc.:
     5,910  *   Class "A" (expiring 1/16/10)                                                         2,659          --
     4,438  *   Class "B" (expiring 1/16/10)                                                         1,775          --
     4,438  *   Class "C" (expiring 1/16/10)                                                         1,110          --
----------------------------------------------------------------------------------------------------------------------
                                                                                                   189,791           3
----------------------------------------------------------------------------------------------------------------------
Total Value of Warrants (cost $8,210,455)                                                          191,348           3
----------------------------------------------------------------------------------------------------------------------
              PREFERRED STOCKS--.0%
              Consumer Non-Durables
     7,714  * Worldtex, Inc., 12%, 2049 (cost $527,885) **                                              77          --
----------------------------------------------------------------------------------------------------------------------
              SHORT-TERM CORPORATE NOTES--3.3%
   $10,000M   AIG Funding, Inc., 4.68%, 4/6/06                                                   9,993,491         169
       800M   ChevronTexaco Funding Corp., 4.71%, 4/13/06                                          798,744          13
     2,000M   New Jersey Natural Gas Co., 4.73%, 4/3/06                                          1,999,474          34
     7,000M   Toyota Motor Credit Corp., 4.75%, 4/6/06                                           6,995,379         118
----------------------------------------------------------------------------------------------------------------------
Total Value of Short-Term Corporate Notes (cost $19,787,088)                                    19,787,088         334
----------------------------------------------------------------------------------------------------------------------
              SHORT-TERM U.S. GOVERNMENT
              AGENCY OBLIGATIONS--.5%
     3,000M   Federal Home Loan Bank, 4.48%, 4/5/06
                (cost $2,998,504)                                                                2,998,504          50
----------------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $624,083,810)                                        97.4%    577,459,297       9,742
Other Assets, Less Liabilities                                                         2.6      15,262,996         258
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                           100.0%   $592,722,293     $10,000
======================================================================================================================

  + Security exempt from registration under Rule 144A of the Securities Act of 1933 (see Note 4).

 ++ In default as to principal and/or interest payment

  * Non-income producing

 ** Security valued at fair value (see Note 1A)

*** Interest rates on adjustable rate bonds are determined and reset quarterly by the indentures. The interest rates shown are the rates in effect on March 31, 2006.

  # Denotes a step bond (a zero-coupon bond that converts to a fixed interest rate at a designated future date).

See notes to financial statements



Statements of Assets and Liabilities
FIRST INVESTORS INCOME FUNDS
March 31, 2006
--------------------------------------------------------------------------------------------------------------------------------
                                                                      CASH                          INVESTMENT
                                                                MANAGEMENT        GOVERNMENT             GRADE            INCOME
--------------------------------------------------------------------------------------------------------------------------------
Assets
Investments in securities:
At identified cost                                            $174,623,724      $194,815,552      $239,210,885      $624,083,810
                                                              ============      ============      ============      ============
At value (Note 1A)                                            $174,623,724      $191,030,293      $236,044,247      $577,459,297
Cash                                                             1,335,494           543,952           750,260         3,682,712
Receivables:
Interest and dividends                                             628,485           904,008         3,923,757        12,970,743
Shares sold                                                             --           367,527           556,862           456,636
Investment securities sold                                              --        14,606,608                --                --
Other assets                                                        49,053            55,671            33,110           321,032
                                                              ------------      ------------      ------------      ------------
Total Assets                                                   176,636,756       207,508,059       241,308,236       594,890,420
                                                              ------------      ------------      ------------      ------------
Liabilities
Payables:
Investment securities purchased                                         --         9,844,135                --                --
Dividends payable                                                   22,476            70,545           152,641           832,683
Shares redeemed                                                    278,848           178,091           468,445           844,338
Accrued advisory fees                                               21,056            90,194           106,652           366,518
Accrued shareholder servicing costs                                 63,639            34,808            43,171            96,813
Accrued expenses                                                    45,391            31,083             5,644            27,775
                                                              ------------      ------------      ------------      ------------
Total Liabilities                                                  431,410        10,248,856           776,553         2,168,127
                                                              ------------      ------------      ------------      ------------
Net Assets                                                    $176,205,346      $197,259,203      $240,531,683      $592,722,293
                                                              ============      ============      ============      ============
Net Assets Consist of:
Capital paid in                                               $176,205,346      $209,373,965      $252,556,702      $774,801,704
Undistributed net investment income (deficit)                           --          (382,967)       (5,058,012)          117,966
Accumulated net realized loss on investments                            --        (7,946,536)       (3,800,369)     (135,572,864)
Net unrealized depreciation in value of investments                     --        (3,785,259)       (3,166,638)      (46,624,513)
                                                              ------------      ------------      ------------      ------------
Total                                                         $176,205,346      $197,259,203      $240,531,683      $592,722,293
                                                              ============      ============      ============      ============
Net Assets:
Class A                                                       $173,524,476      $182,931,993      $214,642,508      $558,860,648
Class B                                                         $2,680,870       $14,327,210       $25,889,175       $33,861,645
Shares outstanding (Note 6):
Class A                                                        173,524,476        17,088,381        22,732,939       186,265,941
Class B                                                          2,680,870         1,338,976         2,745,067        11,298,928
Net asset value and redemption price per share--Class A              $1.00*           $10.71             $9.44             $3.00
                                                              ============      ============      ============      ============
Maximum offering price per share--Class A
(Net asset value/.9425)**                                              N/A            $11.36            $10.02             $3.18
                                                              ============      ============      ============      ============
Net asset value and offering price per share--Class B
(Note 6)                                                             $1.00            $10.70             $9.43             $3.00
                                                              ============      ============      ============      ============

 * Also maximum offering price per share

** On purchases of $100,000 or more, the sales charge is reduced.

See notes to financial statements


Statements of Operations
FIRST INVESTORS INCOME FUNDS
Six Months Ended March 31, 2006

--------------------------------------------------------------------------------------------------------------------------------
                                                                      CASH                          INVESTMENT
                                                                MANAGEMENT        GOVERNMENT             GRADE            INCOME
--------------------------------------------------------------------------------------------------------------------------------
Investment Income
Income (Note 1F):
Interest                                                        $3,588,745        $5,046,711        $6,332,108       $25,873,057
Dividends                                                               --                --                --            36,861
                                                              ------------      ------------      ------------      ------------
Total income                                                     3,588,745         5,046,711         6,332,108        25,909,918
                                                              ------------      ------------      ------------      ------------
Expenses (Notes 1 and 3):
Advisory fees                                                      431,779           867,343           881,552         2,160,965
Distribution plan expenses - Class A                                    --           227,011           259,874           838,429
Distribution plan expenses - Class B                                10,149            75,148           135,906           174,475
Shareholder servicing costs                                        311,492           195,238           243,370           567,073
Reports to shareholders                                             58,110            38,975            47,072           130,548
Professional fees                                                   22,976            28,362            22,437            59,536
Registration fees                                                   38,021            40,521            34,145            40,920
Custodian fees                                                      19,913            14,072             8,081            20,028
Trustees' fees                                                       4,216             5,524             5,741            14,828
Other expenses                                                      19,529            32,922            29,415            73,982
                                                              ------------      ------------      ------------      ------------
Total expenses                                                     916,185         1,525,116         1,667,593         4,080,784
Less: Expenses waived                                             (238,598)         (375,443)         (263,154)               --
      Expenses paid indirectly                                      (4,745)          (11,905)          (10,011)          (21,550)
                                                              ------------      ------------      ------------      ------------
Net expenses                                                       672,842         1,137,768         1,394,428         4,059,234
                                                              ------------      ------------      ------------      ------------
Net investment income                                            2,915,903         3,908,943         4,937,680        21,850,684
                                                              ------------      ------------      ------------      ------------
Realized and Unrealized Gain (Loss) on Investments
(Note 2):
Net realized gain (loss) on investments                                 --          (387,634)          416,060        (6,427,481)
Net unrealized depreciation of investments                              --        (2,326,146)       (7,102,867)       (6,041,132)
                                                              ------------      ------------      ------------      ------------
Net loss on investments                                                 --        (2,713,780)       (6,686,807)      (12,468,613)
                                                              ------------      ------------      ------------      ------------
Net Increase (Decrease) in Net Assets Resulting
from Operations                                                 $2,915,903        $1,195,163       $(1,749,127)       $9,382,071
                                                              ============      ============      ============      ============
See notes to financial statements


Statements of Changes in Net Assets
FIRST INVESTORS INCOME FUNDS
-----------------------------------------------------------------------------------------------------------------------------------
                                                                        CASH MANAGEMENT                      GOVERNMENT
                                                                ------------------------------      ------------------------------
                                                                10/1/2005 to      10/1/2004 to      10/1/2005 to      10/1/2004 to
                                                                   3/31/2006         9/30/2005         3/31/2006         9/30/2005
-----------------------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets From Operations
Net investment income                                             $2,915,903        $3,196,616        $3,908,943        $7,311,559
Net realized gain (loss) on investments                                   --                --          (387,634)          631,796

Net unrealized depreciation of investments                                --                --        (2,326,146)       (3,730,063)
                                                                ------------      ------------      ------------      ------------

Net increase (decrease) in net assets resulting from operations    2,915,903         3,196,616         1,195,163         4,213,292
                                                                ------------      ------------      ------------      ------------
Dividends to Shareholders
Net investment income - Class A                                   (2,880,371)       (3,155,474)       (4,053,517)       (8,125,876)
Net investment income - Class B                                      (35,532)          (41,142)         (277,399)         (602,132)
                                                                ------------      ------------      ------------      ------------
Total dividends                                                   (2,915,903)       (3,196,616)       (4,330,916)       (8,728,008)
                                                                ------------      ------------      ------------      ------------
Share Transactions *
Class A:
Proceeds from shares sold                                        118,339,318       225,191,078        15,954,998        25,491,260
Reinvestment of dividends                                          2,836,254         3,105,081         3,532,133         6,993,703
Cost of shares redeemed                                         (109,770,506)     (237,177,113)      (15,351,926)      (25,500,703)
                                                                ------------      ------------      ------------      ------------
                                                                  11,405,066        (8,880,954)        4,135,205         6,984,260
                                                                ------------      ------------      ------------      ------------
Class B:
Proceeds from shares sold                                          1,123,887         2,334,919         1,232,119         1,753,391
Reinvestment of dividends                                             33,961            37,941           258,997           561,459
Cost of shares redeemed                                           (1,659,701)       (4,412,048)       (2,409,877)       (3,303,272)
                                                                ------------      ------------      ------------      ------------
                                                                    (501,853)       (2,039,188)         (918,761)         (988,422)
                                                                ------------      ------------      ------------      ------------
Net increase (decrease) from share transactions                   10,903,213       (10,920,142)        3,216,444         5,995,838
                                                                ------------      ------------      ------------      ------------
Net increase (decrease) in net assets                             10,903,213       (10,920,142)           80,691         1,481,122
Net Assets
Beginning of period                                              165,302,133       176,222,275       197,178,512       195,697,390
                                                                ------------      ------------      ------------      ------------
End of period+                                                  $176,205,346      $165,302,133      $197,259,203      $197,178,512
                                                                ============      ============      ============      ============
+Includes undistributed net investment income (deficit) of               $--               $--         $(382,967)          $39,006
                                                                ============      ============      ============      ============
*Shares Issued and Redeemed
Class A:
Sold                                                             118,339,318       225,191,078         1,476,251         2,313,120
Issued for dividends reinvested                                    2,836,254         3,105,081           327,218           634,924
Redeemed                                                        (109,770,506)     (237,177,113)       (1,420,324)       (2,314,243)
                                                                ------------      ------------      ------------      ------------
Net increase (decrease) in Class A shares outstanding             11,405,066        (8,880,954)          383,145           633,801
                                                                ============      ============      ============      ============
Class B:
Sold                                                               1,123,887         2,334,919           114,028           159,145
Issued for dividends reinvested                                       33,961            37,941            24,003            51,004
Redeemed                                                          (1,659,701)       (4,412,048)         (223,202)         (299,862)
                                                                ------------      ------------      ------------      ------------
Net decrease in Class B shares outstanding                          (501,853)       (2,039,188)          (85,171)          (89,713)
                                                                ============      ============      ============      ============




Statements of Changes in Net Assets (continued)
FIRST INVESTORS INCOME FUNDS
-----------------------------------------------------------------------------------------------------------------------------------
                                                                         INVESTMENT GRADE                       INCOME
                                                                 ------------------------------      ------------------------------
                                                                 10/1/2005 to      10/1/2004 to      10/1/2005 to      10/1/2004 to
                                                                    3/31/2006         9/30/2005         3/31/2006         9/30/2005
-----------------------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets From Operations
Net investment income                                              $4,937,680        $8,848,078       $21,850,684       $44,586,837
Net realized gain (loss) on investments                               416,060          (267,229)       (6,427,481)       (6,651,104)

Net unrealized depreciation of investments                         (7,102,867)       (5,240,595)       (6,041,132)      (17,110,814)
                                                                 ------------      ------------      ------------      ------------

Net increase (decrease) in net assets resulting from operations   (1,749,127)         3,340,254         9,382,071        20,824,919
                                                                 ------------      ------------      ------------      ------------
Dividends to Shareholders
Net investment income - Class A                                    (5,401,481)       (9,743,057)      (21,102,747)      (41,327,828)
Net investment income - Class B                                      (604,867)       (1,311,803)       (1,182,350)       (2,541,843)
                                                                 ------------      ------------      ------------      ------------
Total dividends                                                    (6,006,348)      (11,054,860)      (22,285,097)      (43,869,671)
                                                                 ------------      ------------      ------------      ------------
Share Transactions *
Class A:
Proceeds from shares sold                                          31,698,732        58,265,215        26,571,118        67,802,783
Reinvestment of dividends                                           4,565,701         8,182,635        15,888,488        31,078,336
Cost of shares redeemed                                           (18,209,166)      (25,999,627)      (42,380,937)      (66,983,667)
                                                                 ------------      ------------      ------------      ------------
                                                                   18,055,267        40,448,223            78,669        31,897,452
                                                                 ------------      ------------      ------------      ------------
Class B:
Proceeds from shares sold                                           1,922,339         3,767,335         1,680,112         5,395,191
Reinvestment of dividends                                             533,950         1,150,885           862,731         1,872,646
Cost of shares redeemed                                            (4,052,344)       (5,209,093)       (4,557,857)       (9,509,080)
                                                                 ------------      ------------      ------------      ------------
                                                                   (1,596,055)         (290,873)       (2,015,014)       (2,241,243)
                                                                 ------------      ------------      ------------      ------------
Net increase (decrease) from share transactions                    16,459,212        40,157,350        (1,936,345)       29,656,209
                                                                 ------------      ------------      ------------      ------------
Net increase (decrease) in net assets                               8,703,737        32,442,744       (14,839,371)        6,611,457
Net Assets
Beginning of period                                               231,827,946       199,385,202       607,561,664       600,950,207
                                                                 ------------      ------------      ------------      ------------
End of period+                                                   $240,531,683      $231,827,946      $592,722,293      $607,561,664
                                                                 ============      ============      ============      ============
+Includes undistributed net investment income (deficit) of        $(5,058,012)      $(3,989,344)         $117,966          $552,379
                                                                 ============      ============      ============      ============
*Shares Issued and Redeemed
Class A:
Sold                                                                3,302,202         5,849,008         8,842,199        21,460,627
Issued for dividends reinvested                                       476,567           822,105         5,290,229         9,902,008
Redeemed                                                           (1,896,582)       (2,611,201)      (14,110,028)      (21,309,546)
                                                                 ------------      ------------      ------------      ------------
Net increase (decrease) in Class A shares outstanding               1,882,187         4,059,912            22,400        10,053,089
                                                                 ============      ============      ============      ============
Class B:
Sold                                                                  201,152           378,111           560,147         1,709,202
Issued for dividends reinvested                                        55,787           115,677           287,420           596,997
Redeemed                                                             (423,375)         (522,612)       (1,518,184)       (3,031,130)
                                                                 ------------      ------------      ------------      ------------
Net decrease in Class B shares outstanding                           (166,436)          (28,824)         (670,617)         (724,931)
                                                                 ============      ============      ============      ============


See notes to financial statements


Notes to Financial Statements
FIRST INVESTORS INCOME FUNDS
March 31, 2006

1. Significant Accounting Policies--First Investors Income Funds, a Delaware statutory trust ("the Trust"), is registered under the Investment Company Act of 1940 ("the 1940 Act") as a diversified, open-end management investment company. The Trust operates as a series fund, issuing shares of beneficial interest in the Cash Management Fund, Government Fund, Investment Grade Fund and Fund For Income (each a "Fund", collectively, "the Funds"), and accounts separately for the assets, liabilities and operations of each Fund. The objective of each Fund is as follows:

Cash Management Fund seeks to earn a high rate of current income consistent with the preservation of capital and maintenance of liquidity.

Government Fund seeks to achieve a significant level of current income which is consistent with security and liquidity of principal.

Investment Grade Fund seeks to generate a maximum level of income consistent with investment in investment grade debt securities.

Fund For Income primarily seeks high current income and, secondarily, seeks capital appreciation.

A. Security Valuation--The Cash Management Fund values its portfolio securities in accordance with the amortized cost method of valuation under Rule 2a-7 of the 1940 Act. Amortized cost is an approximation of market value of an instrument, whereby the difference between its acquisition cost and market value at maturity is amortized on a straight-line basis over the remaining life of the instrument. The effect of changes in the market value of a security as a result of fluctuating interest rates is not taken into account and thus the amortized cost method of valuation may result in the value of a security being higher or lower than its actual market value. With respect to each of the other Funds, except as provided below, a security listed or traded on an exchange or the Nasdaq Stock Market is valued at its last sale price on the exchange or market where the security is principally traded, and lacking any sales, the security is valued at the mean between the closing bid and asked prices. Securities traded in the over-the-counter ("OTC") market (including securities listed on exchanges whose primary market is believed to be OTC) are valued at the mean between the last bid and asked prices based upon quotes furnished by a market maker for such securities. Securities may also be priced by a pricing service approved by the Trust's Board of Trustees ("the Board"). The pricing service considers security type, rating, market condition and yield data as well as market quotations, prices provided by market makers and other available information in determining value. Short-term debt securities that mature in 60 days or less are valued at amortized cost. If market quotations or prices are not readily available or determined to be unreliable, the securities will be valued at fair value as determined in good faith pursuant to procedures adopted by the Board. At March 31, 2006, Fund For Income held twenty securities that were fair valued by the Funds' Valuation Committee with an aggregate value of $5,515,910 representing .9% of the Fund's net assets.

B. Federal Income Taxes--No provision has been made for federal income taxes on net income or capital gains since it is the policy of each Fund to continue to comply with the special provisions of the Internal Revenue Code applicable to investment companies, and to make sufficient distributions of income and capital gains (in excess of any available capital loss carryovers) to relieve it from all, or substantially all, federal income taxes.

At September 30, 2005, capital loss carryovers were as follows:

                                                  Year Capital Loss Carryovers Expire
             ----------------------------------------------------------------------------------------------------------
Fund                Total         2007         2008          2009          2010          2011         2012         2013
----                -----         ----         ----          ----          ----          ----         ----         ----
Government   $  6,938,282     $     --   $1,017,364   $ 2,144,197   $        --   $    54,921  $ 2,120,906  $ 1,600,894
Investment
  Grade         3,507,032           --           --     1,715,940        27,419       407,283    1,356,376           14
Income        123,088,445      842,581    1,832,458    13,810,649    18,563,112    52,099,335   25,740,298   10,200,012

C. Distributions to Shareholders--The Cash Management Fund declares distributions daily and pays distributions monthly. Distributions are declared from the total of net investment income plus or minus all realized short-term gains and losses on investments. Dividends from net investment income of each of the other Funds are generally declared daily and paid monthly and distributions from net realized capital gains, if any, are generally declared and paid annually. Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for mortgage-backed securities, capital loss carryforwards and post-October capital losses.

D. Use of Estimates--The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

FIRST INVESTORS INCOME FUNDS
March 31, 2006

E. Expense Allocation--Expenses directly charged or attributable to a Fund are paid from the assets of that Fund. General expenses of the Trust are allocated among and charged to the assets of each Fund in the Trust on a fair and equitable basis, which may be based on the relative assets of each Fund or the nature of the services performed and relative applicability to each Fund.

F. Other--Security transactions are accounted for on the date the securities are purchased or sold. Cost is determined, and gains and losses are based, on the identified cost basis for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date. Interest income and estimated expenses are accrued daily. Bond discounts and premiums are accreted or amortized using the interest method. Interest income on zero-coupon bonds and step bonds is accrued daily at the effective interest rate. For the six months ended March 31, 2006, the Bank of New York, custodian for the Funds, has provided total credits in the amount of $42,219 against custodian charges based on the uninvested cash balances of the Funds. The Funds also reduced expenses through brokerage service arrangements. For the six months ended March 31, 2006, the Funds expenses were reduced by $5,992 under these arrangements.

2. Security Transactions--For the six months ended March 31, 2006, purchases and sales (including pay-downs on Government Fund) of securities and long-term U.S. Government obligations (excluding short-term U.S. Government obligations and short-term securities) were as follows:

                                                             Long-Term U.S.
                                   Securities        Government Obligations
                  ---------------------------   ---------------------------
                       Cost of       Proceeds        Cost of       Proceeds
Fund                 Purchases     from Sales      Purchases     from Sales
----              ------------   ------------   ------------   ------------
Government        $         --    $        --    $48,222,594    $53,733,621
Investment Grade    12,886,384     24,017,928     32,644,175      5,355,678
Income              87,199,713     80,198,715             --             --

At March 31, 2006, aggregate cost and net unrealized depreciation of securities for federal income tax purposes were as follows:

                                        Gross          Gross            Net
                     Aggregate     Unrealized     Unrealized     Unrealized
Fund                      Cost   Appreciation   Depreciation   Depreciation
----              ------------   ------------   ------------   ------------
Government        $194,815,552    $   198,834    $ 3,984,093   $ (3,785,259)
Investment Grade   243,650,965      1,968,009      9,574,727     (7,606,718)
Income             626,216,738     15,582,807     64,340,248    (48,757,441)

3. Advisory Fee and Other Transactions With Affiliates--Certain officers and trustees of the Trust are officers and directors of the Trust's investment adviser, First Investors Management Company, Inc. ("FIMCO"), its underwriter, First Investors Corporation ("FIC"), its transfer agent, Administrative Data Management Corp. ("ADM") and/or First Investors Federal Savings Bank ("FIFSB"), custodian of the Funds' retirement accounts. Trustees of the Trust who are not "interested persons" of the Trust as defined in the 1940 Act are remunerated by the Funds. For the six months ended March 31, 2006, total trustees fees accrued by the Funds amounted to $30,309.

The Investment Advisory Agreements provide as compensation to FIMCO an annual fee, payable monthly, at the following rates:

Cash Management Fund--.50% of the Fund's average daily net assets. During the period October 1, 2005 to March 31, 2006, FIMCO has voluntarily waived $238,598 in advisory fees to limit the Fund's overall expense ratios to .70% on Class A shares and 1.45% on Class B shares for the period October 1, 2005 through November 30, 2005, and to .80% on Class A shares and 1.55% on Class B shares for the period December 1, 2005 through March 31, 2006.

Government Fund--Through January 27, 2006, the rate was 1% on the first $200 million of the Fund's average daily net assets, .75% on the next $300 million, and declined by .03% on each $250 million thereafter, down to .66% on average daily net assets over $1 billion. Effective January 28, 2006, the rate was changed to .66% on the first $500 million of the Fund's average daily net assets, declining by .02% on each $500 million thereafter, down to ..60% on average daily net assets over $1.5 billion. During the period October 1, 2005 to March 31, 2006, FIMCO has voluntarily waived $375,443 in advisory fees to limit the Fund's overall expense ratio to 1.10% on Class A shares and 1.85% on Class B shares.

Investment Grade Fund--Through January 27, 2006, the rate was .75% on the first $300 million of the Fund's average daily net assets, .72% on the next $200 million, .69% on the next $250 million, and .66% on average daily net assets over $750 million. Effective January 28, 2006, the rate was changed to .75% on the first $250 million of the Fund's average daily net assets, ..72% on the next $250 million, .69% on the next $250 million, .66% on the next $500 million, declining by .02% on each $500 million thereafter, down to .60% on average daily net assets over $2.25 billion. During the period October 1, 2005 to March 31, 2006, FIMCO has voluntarily waived $263,154 in advisory fees to limit the Fund's overall expense ratio to 1.10% on Class A shares and 1.85% on Class B shares.

Fund For Income--Through January 27, 2006, the rate was .75% on the first $250 million of the Fund's average daily net assets, and declined by .03% on each

FIRST INVESTORS INCOME FUNDS
March 31, 2006

$250 million thereafter, down to .66% on average daily net assets over $750 million. Effective January 28, 2006, the rate was changed to .75% on the first $250 million of the Fund's average daily net assets, .72% on the next $250 million, 69% on the next $250 million, .66% on the next $500 million, declining by .02% on each $500 million thereafter, down to .60% on average daily net assets over $2.25 billion.

For the six months ended March 31, 2006, total advisory fees accrued to FIMCO by the Funds were $4,341,639 of which $877,195 was waived as noted above.

For the six months ended March 31, 2006, FIC, as underwriter, received $2,260,288 in commissions from the sale of shares of the Funds after allowing $21,149 to other dealers. Shareholder servicing costs included $990,334 in transfer agent fees accrued to ADM and $193,484 in retirement accounts custodian fees accrued to FIFSB.

Pursuant to Distribution Plans adopted under Rule 12b-1 of the 1940 Act, each Fund, other than the Cash Management Fund, is authorized to pay FIC a fee up to .30% of the average daily net assets of the Class A shares on an annual basis, payable monthly. Each Fund, including the Cash Management Fund, is authorized to pay FIC a fee up to 1% of the average daily net assets of the Class B shares on an annual basis, payable monthly. The fee consists of a distribution fee and a service fee. The service fee is paid for the ongoing servicing of clients who are shareholders of that Fund. For the six months ended March 31, 2006, the fees paid under the distribution plans by Government Fund and Investment Grade Fund were limited to .25% on Class A shares and 1% on Class B shares. The distribution fees paid by Cash Management Fund were limited to .75% on Class B shares.

4. Restricted Securities--Certain restricted securities are exempt from the registration requirements under Rule 144A of the Securities Act of 1933 and may only be sold to qualified institutional investors. At March 31, 2006, Cash Management Fund held one 144A security with a value of $2,000,000 representing 1.1% of the Fund's net assets, Investment Grade Fund held eight 144A securities with an aggregate value of $12,739,435 representing 5.3% of the Fund's net assets and Fund For Income held thirty-two 144A securities with an aggregate value of $71,703,781 representing 12.1% of the Fund's net assets. Certain restricted securities are exempt from the registration requirements under Section 4(2) of the Securities Act of 1933 and may only be sold to qualified investors. At March 31, 2006, Cash Management Fund held five Section 4(2) securities with an aggregate value of $21,192,449 representing 12.0% of the Fund's net assets. These securities are valued as set forth in Note 1A.

5. High Yield Credit Risk-- The investments of Fund For Income in high yield securities whether rated or unrated may be considered speculative and subject to greater market fluctuations and risks of loss of income and principal than lower-yielding, higher-rated, fixed-income securities. The risk of loss due to default by the issuer may be significantly greater for holders of high-yielding securities, because such securities are generally unsecured and are often subordinated to other creditors of the issuer.

6. Capital--The Trust is authorized to issue an unlimited number of shares of beneficial interest without par value. The Trust consists of the Funds listed on the cover page, each of which is a separate and distinct series of the Trust. Each Fund has designated two classes of shares, Class A shares and Class B shares (each, a "Class"). Each share of each Class has an equal beneficial interest in the assets, has identical voting, dividend, liquidation and other rights and is subject to the same terms and conditions except that expenses allocated to a Class may be borne solely by that Class as determined by the Trustees and a Class may have exclusive voting rights with respect to matters affecting only that Class. Cash Management Fund's Class A and Class B shares are sold without an initial sales charge; however, its Class B shares may only be acquired through an exchange of Class B shares from another First Investors eligible Fund or through the reinvestment of dividends on Class B shares and are generally subject to a contingent deferred sales charge at the rate of 4% in the first year and declining to 0% over a six-year period, which is payable to FIC as underwriter of the Trust. The Class A and Class B shares sold by the other Funds have a public offering price that reflects different sales charges and expense levels. Class A shares are sold with an initial sales charge of up to 5.75% of the amount invested and together with the Class B shares are subject to distribution plan fees as described in Note 3. Class B shares are sold without an initial sales charge, but are generally subject to a contingent deferred sales charge which declines in steps from 4% to 0% over a six-year period. Class B shares automatically convert into Class A shares after eight years. Realized and unrealized gains or losses, investment income and expenses (other than distribution plan fees) are allocated daily to each class of shares based upon the relative proportion of net assets to each class.

7. Fund Reorganizations--At the close of business on January 27, 2006, First Investors Cash Management Fund, Inc., First Investors Government Fund, Inc., First Investors Fund For Income, Inc. and First Investors Series Fund (Investment Grade Fund) were reorganized into corresponding series of the Trust pursuant to an Agreement and Plan of Conversion and Termination (the "Reorganizations") that was approved by each Fund's shareholders. The Reorganizations were accomplished through tax-free exchanges of shares, which had no impact on net assets, operations, and number of shares outstanding.

Financial Highlights
FIRST INVESTORS INCOME FUNDS

The following table sets forth the per share operating performance data for a share outstanding, total return, ratios to average net assets and other supplemental data for each fiscal year ended September 30, except as otherwise indicated.

---------------------------------------------------------------------------------------------------------------------------------
                                                            P E R   S H A R E   D A T A
             ------------------------------------------------------------------------------------------------------------------
                                                                            Less Distributions
                                           Investment Operations                          from
                        ----------------------------------------     -------------------------
             Net Asset                Net Realized                                                                 Net Asset
                Value,         Net  and Unrealized    Total from            Net            Net                        Value,
             Beginning  Investment  Gain (Loss) on    Investment     Investment       Realized          Total         End of
             of Period      Income     Investments    Operations         Income           Gain  Distributions         Period
---------------------------------------------------------------------------------------------------------------------------------
CASH MANAGEMENT FUND
--------------------
Class A
-------
2001            $ 1.00       $.050              --         $.050          $.050             --          $.050         $ 1.00
2002              1.00        .014              --          .014           .014             --           .014           1.00
2003              1.00        .006              --          .006           .006             --           .006           1.00
2004              1.00        .005              --          .005           .005             --           .005           1.00
2005              1.00        .019              --          .019           .019             --           .019           1.00
2006 (a)          1.00        .017              --          .017           .017             --           .017           1.00

Class B
-------
2001              1.00        .040              --          .040           .040             --           .040           1.00
2002              1.00        .006              --          .006           .006             --           .006           1.00
2003              1.00        .001              --          .001           .001             --           .001           1.00
2004              1.00          --              --            --             --             --             --           1.00
2005              1.00        .012              --          .012           .012             --           .012           1.00
2006 (a)          1.00        .013              --          .013           .013             --           .013           1.00

---------------------------------------------------------------------------------------------------------------------------------
GOVERNMENT FUND
---------------
Class A
-------
2001            $10.94       $ .64           $ .48         $1.12          $ .65             --          $ .65         $11.41
2002             11.41         .59             .09           .68            .59             --            .59          11.50
2003             11.50         .54            (.19)          .35            .54             --            .54          11.31
2004             11.31         .51            (.18)          .33            .51             --            .51          11.13
2005             11.13         .50            (.25)          .25            .50             --            .50          10.88
2006 (a)         10.88         .25            (.18)          .07            .24             --            .24          10.71

Class B
-------
2001             10.93         .55             .49          1.04            .56             --            .56          11.41
2002             11.41         .50             .09           .59            .51             --            .51          11.49
2003             11.49         .45            (.19)          .26            .45             --            .45          11.30
2004             11.30         .43            (.18)          .25            .43             --            .43          11.12
2005             11.12         .41            (.25)          .16            .41             --            .41          10.87
2006 (a)         10.87         .21            (.18)          .03            .20             --            .20          10.70

---------------------------------------------------------------------------------------------------------------------------------




------------------------------------------------------------------------------------------------------------------
                                 R A T I O S / S U P P L E M E N T A L   D A T A
                  ------------------------------------------------------------------------------------------------
                                                                             Ratio to Average Net
                                                Ratio to Average Net        Assets Before Expenses
                                                      Assets**                 Waived or Assumed
                                              -----------------------       -----------------------
                                Net Assets                        Net                           Net      Portfolio
                   Total     End of Period                 Investment                    Investment       Turnover
                  Return*    (in millions)    Expenses         Income       Expenses   Income (Loss)          Rate
------------------------------------------------------------------------------------------------------------------
CASH MANAGEMENT FUND
--------------------
Class A
-------
2001                4.63%             $204         .80%          4.52%           .99%          4.33%            --
2002                1.38               193         .80           1.38            .90           1.28             --
2003                 .62               179         .78            .62            .97            .43             --
2004                 .50               171         .70            .50           1.05            .15             --
2005                1.94               162         .70           1.90           1.04           1.56             --
2006 (a)            1.70               174         .76+          3.39+          1.05+          3.10+            --

Class B
-------
2001                3.85                 4        1.55           3.77           1.74           3.58             --
2002                 .63                 6        1.55            .63           1.65            .53             --
2003                 .05                 6        1.34            .06           1.53           (.13)            --
2004                  --                 5        1.20             --           1.55           (.35)            --
2005                1.18                 3        1.45           1.15           1.79            .81             --
2006 (a)            1.32                 3        1.51+          2.64+          1.80+          2.35+            --

------------------------------------------------------------------------------------------------------------------
GOVERNMENT FUND
---------------
Class A
-------
2001               10.49%             $137        1.10%          5.70%          1.53%          5.27%            59%
2002                6.16               168        1.10           5.21           1.56           4.75             75
2003                3.08               184        1.10           4.69           1.58           4.21             65
2004                3.01               179        1.10           4.59           1.56           4.13             60
2005                2.25               182        1.10           4.49           1.57           4.02             48
2006 (a)             .67               183        1.10+          4.55+          1.49+          4.16+            25

Class B
-------
2001                9.77                 6        1.85           4.95           2.28           4.52             59
2002                5.29                16        1.85           4.46           2.31           4.00             75
2003                2.33                21        1.85           3.94           2.33           3.46             65
2004                2.25                17        1.85           3.84           2.31           3.38             60
2005                1.48                15        1.85           3.74           2.32           3.27             48
2006 (a)             .27                14        1.85+          3.80+          2.24+          3.41+            25

------------------------------------------------------------------------------------------------------------------


FIRST INVESTORS INCOME FUNDS

---------------------------------------------------------------------------------------------------------------------------------
                                                              P E R   S H A R E   D A T A
               ------------------------------------------------------------------------------------------------------------------
                                                                                 Less Distributions
                                                Investment Operations                          from
                             ----------------------------------------     -------------------------
               Net Asset                   Net Realized                                                                 Net Asset
                  Value,            Net  and Unrealized    Total from            Net            Net                        Value,
               Beginning     Investment  Gain (Loss) on    Investment     Investment       Realized          Total         End of
               of Period         Income     Investments    Operations         Income           Gain  Distributions         Period
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT GRADE FUND
---------------------
Class A
-------
2001              $ 9.53          $ .61           $ .41         $1.02          $ .63             --          $ .63         $ 9.92
2002++              9.92            .55             .07           .62            .58             --            .58           9.96
2003                9.96            .51             .35           .86            .54             --            .54          10.28
2004               10.28            .47            (.11)          .36            .53             --            .53          10.11
2005               10.11            .45            (.28)          .17            .52             --            .52           9.76
2006 (a)            9.76            .25            (.32)         (.07)           .25             --            .25           9.44

Class B
-------
2001                9.54            .54             .41           .95            .56             --            .56           9.93
2002++              9.93            .48             .06           .54            .51             --            .51           9.96
2003                9.96            .43             .36           .79            .47             --            .47          10.28
2004               10.28            .38            (.11)          .27            .45             --            .45          10.10
2005               10.10            .34            (.24)          .10            .45             --            .45           9.75
2006 (a)            9.75            .18            (.29)         (.11)           .21             --            .21           9.43

---------------------------------------------------------------------------------------------------------------------------------
FUND FOR INCOME
---------------
Class A
-------
2001              $ 3.63          $ .33          $ (.68)        $(.35)         $ .35             --          $ .35         $ 2.93
2002++              2.93            .26            (.29)         (.03)           .26             --            .26           2.64
2003                2.64            .24             .41           .65            .24             --            .24           3.05
2004                3.05            .23             .13           .36            .23             --            .23           3.18
2005                3.18            .23            (.11)          .12            .23             --            .23           3.07
2006 (a)            3.07            .11            (.07)          .04            .11             --            .11           3.00

Class B
-------
2001                3.61            .31            (.67)         (.36)           .33             --            .33           2.92
2002++              2.92            .24            (.30)         (.06)           .23             --            .23           2.63
2003                2.63            .23             .41           .64            .22             --            .22           3.05
2004                3.05            .21             .12           .33            .20             --            .20           3.18
2005                3.18            .21            (.13)          .08            .20             --            .20           3.06
2006 (a)            3.06            .10            (.06)          .04            .10             --            .10           3.00

---------------------------------------------------------------------------------------------------------------------------------

  * Calculated without sales charges.

 ** Net of expenses waived or assumed (Note 3).

  + Annualized

 ++ Prior to October 1, 2001, the Investment Grade Fund and the Fund for
    Income did not amortize premiums on debt securities. The per share data and ratios prior to October 1, 2001 have not been restated. The cumulative effect of this accounting change had no impact on the net assets of the Funds.

(a) For the period October 1, 2005 to March 31, 2006.


See notes to financial statements




------------------------------------------------------------------------------------------------------------------
                                 R A T I O S / S U P P L E M E N T A L   D A T A
                  ------------------------------------------------------------------------------------------------
                                                                             Ratio to Average Net
                                                Ratio to Average Net        Assets Before Expenses
                                                      Assets**                 Waived or Assumed
                                              -----------------------       -----------------------
                                Net Assets                        Net                           Net      Portfolio
                   Total     End of Period                 Investment                    Investment       Turnover
                  Return*    (in millions)    Expenses         Income       Expenses         Income           Rate
------------------------------------------------------------------------------------------------------------------
INVESTMENT GRADE FUND
---------------------
Class A
-------
2001               10.93%             $ 65        1.10%          6.22%          1.28%          6.04%            21%
2002++              6.48               102        1.10           5.63           1.33           5.40             13
2003                8.94               144        1.10           4.85           1.35           4.60              6
2004                3.57               170        1.10           4.49           1.32           4.27              9
2005                1.70               203        1.10           4.21           1.31           4.00             11
2006 (a)            (.74)              215        1.10+          4.28+          1.33+          4.05+            13

Class B
-------
2001               10.15                13        1.84           5.48           2.02           5.30             21
2002++              5.61                23        1.85           4.88           2.08           4.65             13
2003                8.17                31        1.85           4.10           2.10           3.85              6
2004                2.74                30        1.85           3.74           2.07           3.52              9
2005                 .97                28        1.85           3.46           2.06           3.25             11
2006 (a)           (1.11)               26        1.85+          3.53+          2.08+          3.30+            13

------------------------------------------------------------------------------------------------------------------
FUND FOR INCOME
---------------
Class A
-------
2001              (10.20)%             418        1.30%          9.81%           N/A            N/A             18%
2002++             (1.52)              397        1.35           8.90            N/A            N/A             20
2003               25.78               509        1.34           8.38            N/A            N/A             31
2004               12.06               561        1.29           7.35            N/A            N/A             37
2005                3.79               571        1.30           7.33            N/A            N/A             39
2006 (a)            1.44               559        1.33+          7.39+           N/A            N/A             14

Class B
-------
2001              (10.62)               22        2.00           9.11            N/A            N/A             18
2002++             (2.33)               24        2.05           8.20            N/A            N/A             20
2003               25.24                37        2.04           7.68            N/A            N/A             31
2004               11.22                40        1.99           6.65            N/A            N/A             37
2005                2.68                37        2.00           6.63            N/A            N/A             39
2006 (a)            1.38                34        2.03+          6.69+           N/A            N/A             14


------------------------------------------------------------------------------------------------------------------


Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of First Investors Income Funds

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of the Cash Management Fund, Government Fund, Investment Grade Fund and Fund For Income, (each a series of First Investors Income Funds) as of March 31, 2006, the related statements of operations, the statements of changes in net assets and the financial highlights for each of the periods indicated thereon. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds' internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2006, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Cash Management Fund, Government Fund, Investment Grade Fund and Fund For Income, as of March 31, 2006, and the results of their operations, changes in their net assets and their financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America.

                                                   Tait, Weller & Baker LLP

Philadelphia, Pennsylvania
May 2, 2006

FIRST INVESTORS INCOME FUNDS

Trustees                     Shareholder Information
-----------------------      -----------------------
Charles R. Barton, III       Investment Adviser
                             First Investors Management Company, Inc.
Stefan L. Geiringer          95 Wall Street
                             New York, NY 10005
Robert M. Grohol
                             Underwriter
Kathryn S. Head              First Investors Corporation
                             95 Wall Street
Arthur M. Scutro, Jr.        New York, NY 10005

James M. Srygley             Custodian
                             The Bank of New York
John T. Sullivan             One Wall Street
                             New York, NY 10005
Robert F. Wentworth
                             Transfer Agent
Officers                     Administrative Data Management Corp.
-----------------------      Raritan Plaza I - 8th Floor
Kathryn S. Head              Edison, NJ 08837-3620
President
                             Independent Registered
Larry R. Lavoie              Public Accounting Firm
Chief Compliance Officer     Tait, Weller & Baker LLP
                             1818 Market Street
Joseph I. Benedek            Philadelphia, PA 19103
Treasurer
                             Legal Counsel
Mark S. Spencer              Kirkpatrick & Lockhart
Assistant Treasurer          Nicholson Graham LLP
                             1800 Massachusetts Avenue, N.W.
Carol Lerner Brown           Washington, DC 20036
Assistant Secretary

FIRST INVESTORS INCOME FUNDS

Shareholder Information
-----------------------
The Cash Management Fund is a money market fund and seeks to maintain a stable net asset value of $1.00 per share. However, there can be no assurance that the Fund will be able to do so or achieve its investment objective. An investment in the Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

It is the Funds' practice to mail only one copy of their annual and semi-annual reports to all family members who reside in the same household. Additional copies of the reports will be mailed if requested by any shareholder in writing or by calling 800-423-4026. The Funds will ensure that separate reports are sent to any shareholder who subsequently changes his or her mailing address.

This report is authorized for distribution only to existing shareholders, and, if given to prospective shareholders, must be accompanied or preceded by the Trust's prospectus.

The Statement of Additional Information includes additional information about the Trust's trustees and is available, without charge, upon request in writing or by calling 800-423-4026.

A description of the policies and procedures that the Funds use to vote proxies relating to a portfolio's securities is available, without charge, upon request by calling toll free 800-423-4026 or can be viewed online or downloaded from the EDGAR database on the Securities and Exchange Commission's ("SEC") internet website at http://www.sec.gov. In addition, information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available, without charge, upon request in writing or by calling 800-423-4026 and on the SEC's internet website at http://www.sec.gov.

The Funds file their complete schedule of portfolio holdings with the SEC on Form N-Q for the first and third quarters of each fiscal year. The Funds' Form N-Q is available on the SEC's website at http://www.sec.gov; and may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The schedule of portfolio holdings is also available, without charge, upon request in writing or by calling 800-423-4026.

Item 2.  Code of Ethics

		 Not applicable

Item 3.  Audit Committee Financial Expert

		 Not applicable

Item 4.  Principal Accountant Fees and Services

		 Not applicable

Item 5.  Audit Committee of Listed Registrants

		 Not applicable

Item 6.  Schedule of Investments

		 Schedule of investments is included as part of the report to stockholders filed under Item 1 of this Form.

Item 7.  Disclosure of Proxy Voting Policies & Procedures for
         Closed-End Management Investment Companies

		 Not applicable

Item 8.  Portfolio Managers of Closed-End Management Investment Companies

		 Not applicable

Item 9.  Purchases of Equity Securities by Closed-End Management
	 Investment Companies and Affiliated Purchasers

 		 Not applicable

Item 10.  Submission of Matters to a Vote of Security Holders

There were no material changes to the procedure by which shareholders may recommend nominees to the Registrant's Board of Trustees.

Item 11. Controls and Procedures

(a)	The Registrant's Principal Executive Officer and Principal
Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b)	There were no changes in the Registrant's internal controls over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Code of Ethics - Not applicable


(a)(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 - Filed herewith

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 - Filed herewith

SIGNATURES

	Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First Investors Income Funds
(Registrant)

By    /S/ KATHRYN S. HEAD
	  Kathryn S. Head
	  President and Principal Executive Officer

Date:  June 7, 2006


	Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

First Investors Income Funds
(Registrant)

By    /S/ JOSEPH I. BENEDEK
	  Joseph I. Benedek
	  Treasurer and Principal Financial Officer

Date:  June 7, 2006